UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04375
Name of Fund:
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2025
Date of reporting period:
5/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock New Jersey Municipal Bond Fund
Institutional Shares | MANJX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.52%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 1.41%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	1.41%	1.50%	2.37%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Institutional Shares | MANJX
Annual Shareholder Report — May 31, 2025
MANJX-05/25-AR

BlackRock New Jersey Municipal Bond Fund
Service Shares | MSNJX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$77	0.77%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Service Shares returned 1.16%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	1.16%	1.24%	2.14%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%
Average annual total returns reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Service Shares | MSNJX
Annual Shareholder Report — May 31, 2025
MSNJX-05/25-AR

BlackRock New Jersey Municipal Bond Fund
Investor A Shares | MENJX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$76	0.76%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 1.06%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	1.06%	1.23%	2.13%
Investor A Shares (with sales charge)	(3.23)	0.35	1.69
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor A Shares | MENJX
Annual Shareholder Report — May 31, 2025
MENJX-05/25-AR

BlackRock New Jersey Municipal Bond Fund
Investor A1 Shares | MDNJX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$62	0.62%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A1 Shares returned 1.31%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	1.31%	1.40%	2.29%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%
Average annual total returns reflect reductions for service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor A1 Shares | MDNJX
Annual Shareholder Report — May 31, 2025
MDNJX-05/25-AR

BlackRock New Jersey Municipal Bond Fund
Investor C Shares | MFNJX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152	1.52%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor C Shares returned 0.30%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	0.30%	0.47%	1.53%
Investor C Shares (with sales charge)	(0.68)	0.47	1.53
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Investor C Shares | MFNJX
Annual Shareholder Report — May 31, 2025
MFNJX-05/25-AR

BlackRock New Jersey Municipal Bond Fund
Class K Shares | MKNJX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.47%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 1.35%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 2.46%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Education and tax-backed states were the strongest contributors at the sector level. With respect to credit quality, a meaningful allocation to single A rated bonds led returns, followed by AA and BBB rated issues. Higher-coupon bonds generally outperformed lower-coupon securities. Positions in intermediate-term, zero-coupon bonds further contributed, largely due to their scarcity. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in BB rated issues experienced modest negative returns. A few specific holdings also lost ground, including a BB+ tobacco holding and a handful of long-duration issues. (Duration is a measure of interest rate sensitivity.) Specifically, the addition of longer-duration bonds at certain points during the period detracted given that yields rose.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	1.35%	1.54%	2.40%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
New Jersey Customized Reference Benchmark	2.46	2.29	N/A
Key Fund statistics
Net Assets	$278,770,044
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$1,102,440
Portfolio Turnover Rate	33%
The New Jersey Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged USD (90%), and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.3%
County/City/Special District/School District	17.8%
Education	14.9%
State	12.3%
Health	9.6%
Housing	4.2%
Corporate	3.3%
Tobacco	2.9%
Utilities	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	3.6%
AA/Aa	40.8%
A	40.8%
BBB/Baa	3.5%
BB/Ba	2.9%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New Jersey Municipal Bond Fund
Class K Shares | MKNJX
Annual Shareholder Report — May 31, 2025
MKNJX-05/25-AR

BlackRock Pennsylvania Municipal Bond Fund
Institutional Shares | MAPYX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.58%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 2.07%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	2.07%	0.70%	1.81%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Institutional Shares | MAPYX
Annual Shareholder Report — May 31, 2025
MAPYX-05/25-AR

BlackRock Pennsylvania Municipal Bond Fund
Service Shares | MSPYX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$84	0.83%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Service Shares returned 1.72%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	1.72%	0.45%	1.57%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%
Average annual total returns reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Service Shares | MSPYX
Annual Shareholder Report — May 31, 2025
MSPYX-05/25-AR

BlackRock Pennsylvania Municipal Bond Fund
Investor A Shares | MEPYX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.83%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 1.73%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	1.73%	0.46%	1.57%
Investor A Shares (with sales charge)	(2.60)	(0.41)	1.13
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor A Shares | MEPYX
Annual Shareholder Report — May 31, 2025
MEPYX-05/25-AR

BlackRock Pennsylvania Municipal Bond Fund
Investor A1 Shares | MDPYX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$69	0.68%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A1 Shares returned 1.87%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	1.87%	0.59%	1.71%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%
Average annual total returns reflect reductions for service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor A1 Shares | MDPYX
Annual Shareholder Report — May 31, 2025
MDPYX-05/25-AR

BlackRock Pennsylvania Municipal Bond Fund
Investor C Shares | MFPYX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$159	1.58%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor C Shares returned 1.06%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	1.06%	(0.30)%	0.96%
Investor C Shares (with sales charge)	0.08	(0.30)	0.96
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Investor C Shares | MFPYX
Annual Shareholder Report — May 31, 2025
MFPYX-05/25-AR

BlackRock Pennsylvania Municipal Bond Fund
Class K Shares | MKPYX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$54	0.53%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 2.13%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 2.86%.
What contributed to performance?
At a time in which bond yields rose (as prices fell), income made the largest contribution to absolute performance. Housing issues made the strongest contribution from a sector perspective, followed by education and school districts. Positions in lower-rated bonds generally outperformed their higher-rated counterparts, and longer-term bonds outpaced shorter-dated securities. The Fund’s cash position had no material impact on performance.
What detracted from performance?
A few areas of the Fund experienced modest declines, including the tax-backed state, utilities, and tobacco sectors. While most maturity categories registered gains, zero coupon bonds were the exception with a small negative return. The addition of longer-duration bonds at certain points during the period also detracted given that yields rose. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	2.13%	0.75%	1.84%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Pennsylvania Customized Reference Benchmark	2.86	0.91	N/A
Key Fund statistics
Net Assets	$320,060,162
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$1,358,945
Portfolio Turnover Rate	35%
The Pennsylvania Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Pennsylvania Total Return Index Unhedged USD (90%), and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.8%
Health	21.7%
County/City/Special District/School District	14.1%
Education	13.0%
Housing	11.4%
Utilities	9.5%
State	3.5%
Tobacco	2.8%
Corporate	1.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AA/Aa	48.6%
A	24.9%
BBB/Baa	9.8%
BB/Ba	2.1%
B	0.4%
N/R	14.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Pennsylvania Municipal Bond Fund
Class K Shares | MKPYX
Annual Shareholder Report — May 31, 2025
MKPYX-05/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics  –The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert  –The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New Jersey Municipal Bond Fund	$32,390	$30,890	$0	$0	$15,100	$15,080	$388	$407
BlackRock Pennsylvania Municipal Bond Fund	$30,443	$29,033	$0	$0	$15,100	$15,080	$388	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

[1]

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2]

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3]

Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New Jersey Municipal Bond Fund	$15,488	$15,487
BlackRock Pennsylvania Municipal Bond Fund	$15,488	$15,487

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant –Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund
• BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock Impact Municipal Fund
BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transferss municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments
May 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 81.2%
Corporate(a) — 16.1%
California Community Choice Financing Authority, RB
5.00%, 05/01/54	$35,705	$ 37,464,257
Sustainability Bonds, 5.50%, 10/01/54	14,420	15,627,054
Series A, Sustainability Bonds, 5.00%, 01/01/56	19,020	19,431,645
Series B, Sustainability Bonds, 5.00%, 01/01/55	47,375	48,667,934
Series D, Sustainability Bonds, 5.00%, 02/01/55	21,065	22,321,329
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	55,395	57,940,296
Series F, Sustainability Bonds, 5.00%, 02/01/55	64,235	68,124,199
Series G, Sustainability Bonds, 5.00%, 11/01/55	31,500	32,393,517
Series H, Sustainability Bonds, 5.00%, 01/01/56	5,235	5,581,765
California Municipal Finance Authority, RB
Series A, AMT, 4.10%, 12/01/44	16,600	16,600,400
Series B, AMT, 4.15%, 07/01/51	19,600	19,608,129
Central Valley Energy Authority, RB, 5.00%, 12/01/55	20,000	21,203,319
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	10,000	10,922,462
		375,886,306
County/City/Special District/School District — 25.7%
Berkeley Unified School District, GO, Series D, Election 2020, 4.00%, 08/01/47	5,570	5,118,372
Burlingame School District, Refunding GO, Series A, Election 2016, 4.00%, 08/01/42	9,000	8,540,257
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,134,102
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	5,105	5,446,993
Chaffey Community College District, GO, Series B-1, Election 2018, 5.50%, 06/01/49	7,500	8,210,510
Citrus Community College District, GO, Series B, Election 2020, 5.00%, 08/01/46	3,840	4,064,284
City & County of San FranciscoCalifornia, Refunding COP, Series A, Sustainability Bonds, 4.00%, 04/01/44	5,000	4,624,112
City of Pasadena California, GO, 5.00%, 09/01/47	3,880	4,127,419
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	4,780	4,836,801
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(b)	26,425	22,460,089
Cupertino Union School District, GO
Series A, Election 2024, 5.75%, 08/01/44	1,100	1,245,934
Series A, Election 2024, 5.75%, 08/01/50	4,720	5,244,933
Del Mar Union School District, GO, Series B, Election 2018, 4.00%, 08/01/46	4,930	4,734,049
Desert Community College District, Refunding GO, 4.00%, 08/01/39	11,655	11,571,138
Elk Grove Unified School District, GO
Election 2016, 4.00%, 08/01/44	16,375	15,260,819
Election 2016, 4.00%, 08/01/45	8,600	7,981,566
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	8,000	7,564,541
Fremont Unified School District/Alameda County, GO, Series A, Election 2024, 08/01/43(c)	7,565	8,150,775
Fremont Union High School District, GO
4.00%, 08/01/40	5,750	5,384,587
Election 2022, 4.00%, 08/01/48	22,500	21,364,735
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	6,025	5,750,808
Security	Par (000)	Value
County/City/Special District/School District (continued)
Gavilan Joint Community College District, GO, Series C, Election 2018, 5.00%, 08/01/48	$16,700	$ 17,266,101
Gilroy Unified School District, GO, 4.00%, 08/01/46	1,400	1,279,807
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.00%, 08/01/47	4,750	4,911,521
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	5,000	4,860,500
Los Angeles Community College District, GO, Series J, Election 2008, 4.00%, 08/01/41	10,000	9,636,875
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,536,368
Los Gatos Union School District, GO, Election 2024, 5.00%, 08/01/52	12,275	12,827,173
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	9,451,751
Mammoth Unified School District, GO
Election 2024, 5.00%, 08/01/45	1,190	1,243,909
Election 2024, 5.00%, 08/01/47	2,755	2,856,950
Election 2024, 5.00%, 08/01/49	3,185	3,298,529
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	5,750	5,382,733
Modesto High School District, GO
Series A, 5.00%, 08/01/48	2,765	2,838,650
Series B, Election 2022, 5.00%, 08/01/44	1,300	1,373,611
Series B, Election 2022, 5.00%, 08/01/45	1,000	1,050,679
Series B, Election 2022, 5.25%, 08/01/50	1,705	1,802,369
Mount Diablo Unified School District, GO, Series C, Election 2018, 5.00%, 08/01/42	910	976,565
Mount San Antonio Community College District, GO, Series D, Election 2018, 4.00%, 08/01/43	2,890	2,786,019
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	10,000	9,285,650
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/38	1,985	1,991,784
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,426,094
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	6,150	5,920,977
Ohlone Community College District, GO, Series C, 4.00%, 08/01/41	10,000	9,697,958
Ohlone Community College District, Refunding GO, 4.00%, 08/01/41	11,000	10,667,758
Ontario Public Financing Authority, RB
Series A, 5.00%, 11/01/43	1,120	1,175,251
Series A, 5.00%, 11/01/44	1,000	1,042,777
Series A, 5.00%, 11/01/45	975	1,011,570
Series A, 5.00%, 11/01/50	6,380	6,525,791
Peralta Community College District, GO, Series C-1, Election 2018, 5.00%, 08/01/50	6,105	6,361,600
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,072,848
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	20,500	20,627,789
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	3,750	3,494,088
Series I, Election 2012, 5.00%, 07/01/47	18,575	18,720,317
Series N2, Sustainability Bonds, 5.00%, 07/01/48	5,990	6,243,430

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Francisco Bay Area Rapid Transit District, GO
Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	$4,000	$ 4,030,663
Series C-1, Sustainability Bonds, 4.00%, 08/01/45	10,295	9,820,462
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	4,355	4,243,306
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(b)	25,000	20,924,255
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,013,294
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	4,820	5,013,555
San Luis Obispo County Community College District, Refunding GO, Series A, Election 2014, 4.00%, 08/01/40	5,485	5,244,354
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,555,580
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	6,000	6,139,712
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	3,784,651
4.00%, 05/01/48	2,265	2,097,451
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	11,000	10,383,173
Santa Clara Unified School District, GO
4.00%, 07/01/41	10,000	10,032,073
Election 2014, 4.00%, 07/01/41	5,000	4,765,809
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	5,750	5,562,350
Election 2016, 5.25%, 08/01/48	5,315	5,665,237
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/41	10,000	9,690,234
Santa Monica-Malibu Unified School District, GO, Series B, 4.00%, 08/01/41	1,255	1,209,364
Stockton Unified School District, GO
Series A, Election 2022, (BAM), 5.00%, 08/01/44	1,500	1,584,846
Series A, Election 2022, (BAM), 5.00%, 08/01/45	2,100	2,203,834
Series A, Election 2022, (BAM), 5.00%, 08/01/49	6,930	7,153,866
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/46	13,420	12,682,127
Series A, Election 2024, 4.00%, 08/01/47	10,000	9,416,736
Series A, Election 2024, 4.00%, 08/01/48	7,950	7,418,429
Series A, Election 2024, 4.13%, 08/01/49	9,500	8,959,425
Series A, Election 2024, 4.13%, 08/01/50	12,000	11,371,490
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	17,000	16,608,173
Series B, 4.00%, 08/01/47	10,000	9,578,688
Series B, 5.00%, 08/01/47	10,060	10,628,038
Series B, Election 2012, 4.00%, 08/01/40	10,000	9,893,967
		598,137,758
Education — 2.8%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(b)	37,500	2,876,612
California Municipal Finance Authority, RB, 4.65%, 05/01/30	1,045	1,056,275
California Municipal Finance Authority, Refunding RB(d)
5.00%, 08/01/39	835	691,526
5.00%, 08/01/48	1,795	1,353,399
Security	Par (000)	Value
Education (continued)
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(d)	$40	$ 39,863
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(d)	1,500	1,506,508
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(d)	810	776,401
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	18,434,621
Series B, 1.67%, 11/01/29	9,000	8,027,907
Series B, 1.85%, 11/01/31	6,750	5,711,683
Series D, 1.69%, 11/01/29	5,000	4,467,589
University of California, RB
Series AV, 5.25%, 05/15/42	10,000	10,287,914
Series CC, 5.00%, 05/15/53	10,000	10,326,387
		65,556,685
Health — 6.2%
California Health Facilities Financing Authority, RB, Series A, 4.00%, 11/15/42	8,000	7,268,972
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	6,810	6,587,652
Series A, 4.00%, 11/15/40	11,105	10,831,231
Series A, 5.00%, 11/15/48	3,795	3,763,367
Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	27,410	25,103,331
Series B, 5.00%, 11/15/46	9,740	9,691,658
California Public Finance Authority, RB
Series A, 6.20%, 06/01/44(d)	11,380	10,716,467
Series A, 5.00%, 07/15/46	6,230	6,428,757
Series A, 6.50%, 06/01/54(d)	3,000	2,807,401
Series B, 8.25%, 06/01/33	12,930	13,108,308
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	6,000	6,026,446
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	40,115	40,983,248
		143,316,838
Housing — 0.6%
California Housing Finance Agency, RB, M/F Housing, Series A, 08/01/45(c)	13,000	13,000,910
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 4.00%, 07/01/58(d)	1,205	796,550
		13,797,460
State — 2.6%
California State Public Works Board, RB
Series A, 5.00%, 04/01/46	5,000	5,227,267
Sustainability Bonds, 4.00%, 11/01/41	5,000	4,777,322
State of California, Refunding GO
5.10%, 09/01/35	15,000	14,926,112
5.00%, 10/01/45	16,615	17,368,021
5.00%, 04/01/47	3,500	3,632,057
5.00%, 03/01/49	7,000	7,309,303
5.50%, 08/01/49	5,750	6,239,584
		59,479,666
Tobacco — 1.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,509,121
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(b)	7,620	1,371,600
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
California Statewide Financing Authority, RB(b)(d)
Series D, 0.00%, 06/01/55	$20,750	$ 1,221,289
Series L, 0.00%, 06/01/55	91,500	5,206,064
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	20,540	20,174,894
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(b)	34,680	3,132,904
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,055	7,896,640
		41,512,512
Transportation — 12.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	840	871,027
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(d)	69,350	66,925,020
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	10,000	10,040,632
Series A, AMT, 5.00%, 05/15/44	10,010	9,946,077
Series A, AMT, 5.25%, 05/15/48	2,485	2,497,445
Series C, AMT, 5.00%, 05/15/45	5,000	4,977,805
AMT, Sustainability Bonds, 5.25%, 05/15/47	15,500	15,697,937
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	9,500	9,680,876
AMT, 5.50%, 05/15/47	7,000	7,232,311
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,586,460
County of Sacramento California Airport System Revenue, ARB, 5.25%, 07/01/49	30,050	31,464,745
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	15,750	15,753,819
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class D, AMT, 5.00%, 05/01/48	10,140	9,954,753
Series A, AMT, 5.00%, 05/01/38	10,350	10,563,417
Series A, AMT, 5.00%, 05/01/47	35,700	35,346,827
Series B, AMT, 5.00%, 05/01/46	30,525	30,316,890
Series D, AMT, 5.00%, 05/01/43	16,440	16,446,019
Series D, AMT, 5.25%, 05/01/48	3,900	3,907,969
Series E, AMT, 5.00%, 05/01/37	4,000	4,080,310
Series E, AMT, 5.00%, 05/01/45	4,850	4,786,653
		296,076,992
Utilities — 12.7%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 4.00%, 10/01/45	10,000	9,578,200
City of Hayward California Sewer Revenue, RB
4.00%, 03/01/46	4,175	3,892,206
4.00%, 03/01/47	5,925	5,490,279
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Sustainability Bonds, 5.00%, 06/01/48	10,000	10,113,528
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	20,000	19,603,598
East Bay Municipal Utility District Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/50	4,340	4,549,432
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	32,920	33,647,353
Series A, Sustainability Bonds, 5.00%, 06/01/43	1,725	1,866,972
Security	Par (000)	Value
Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB (continued)
Series A, Sustainability Bonds, 5.00%, 06/01/44	$8,500	$ 8,818,533
Series A, Sustainability Bonds, 4.00%, 06/01/45	4,885	4,727,694
Series A, Sustainability Bonds, 5.00%, 06/01/45	1,350	1,443,862
Series A, Sustainability Bonds, 5.00%, 06/01/49	15,000	15,870,657
Series A, Sustainability Bonds, 5.00%, 06/01/50	22,000	23,207,088
Series B, Sustainability Bonds, 4.00%, 06/01/45	3,150	3,157,195
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/43	2,500	2,705,756
Series B, 5.00%, 06/01/44	1,350	1,450,654
Series B, 5.00%, 06/01/45	1,000	1,069,473
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/45	1,540	1,583,217
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,156,455
Series A, 5.25%, 10/01/48	5,000	5,293,092
Sacramento County Water Financing Authority, RB, 5.00%, 06/01/50	9,005	9,476,707
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/40	7,700	7,700,456
Series H, Sustainability Bonds, 4.00%, 08/15/45	20,200	18,607,237
Series M, Sustainability Bonds, 5.00%, 11/15/49	5,000	5,234,212
San Diego Public Facilities Financing Authority, RB, Series A, Subordinate, 5.00%, 05/15/52	2,100	2,162,444
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/01/45	5,000	4,753,857
Series A, 5.25%, 08/01/48	1,400	1,480,022
Series B, 5.00%, 08/01/39	8,735	8,900,794
Series A, Subordinate, 5.00%, 08/01/43	1,000	1,016,300
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,821,777
Series B, Sustainability Bonds, 1.00%, 10/01/26(e)	27,880	27,118,112
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	17,010	16,174,590
Series A, Sustainability Bonds, 4.00%, 10/01/43	9,000	8,089,820
Series C, Sustainability Bonds, 5.00%, 10/01/49	2,000	2,075,250
		294,836,822
Total Municipal Bonds in California		1,888,601,039
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(b)	2,125	533,797
Florida(a)(d) — 0.5%
Transportation — 0.5%
Florida Development Finance Corp., RB, AMT, 10.00%, 07/15/59	6,470	6,627,918
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	5,485	5,740,356
Total Municipal Bonds in Florida		12,368,274
Puerto Rico — 5.3%
State — 2.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	869,745
Series A-1, Restructured, 5.75%, 07/01/31	805	864,242
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,620,842

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/37	$1,479	$ 1,359,880
Series A-1, Restructured, 4.00%, 07/01/41	2,011	1,722,148
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,710,163
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(b)	2,467	1,667,911
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(g)	36,231	18,632,458
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	14,330,662
Series A-2, Restructured, 4.54%, 07/01/53	114	98,917
Series A-2, Restructured, 4.78%, 07/01/58	12,102	10,893,087
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	950,543
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,272,515
Series A-1, Restructured, 0.00%, 07/01/46	28,433	8,948,772
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,817,492
		67,759,377
Tobacco — 0.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(b)	89,730	5,298,951
Utilities — 2.1%
Puerto Rico Electric Power Authority, RB(f)(g)
Series A, 5.00%, 07/01/29	4,130	1,992,725
Series A, 7.00%, 07/01/33	2,230	1,075,975
Series A, 6.75%, 07/01/36	7,630	3,681,475
Series A, 5.00%, 07/01/42	6,125	2,955,312
Series A, 7.00%, 07/01/43	955	460,787
Series A-3, 10.00%, 07/01/19	2,137	1,030,867
Series B-3, 10.00%, 07/01/19	2,137	1,030,867
Series C-1, 5.40%, 01/01/18	5,870	2,832,250
Series C-2, 5.40%, 07/01/18	5,871	2,832,708
Series C-3, 5.40%, 01/01/20	593	286,341
Series C-4, 5.40%, 07/01/20	593	286,341
Series CCC, 5.25%, 07/01/26	1,680	810,600
Series CCC, 5.25%, 07/01/28	955	460,787
Series D-4, 7.50%, 07/01/20	4,342	2,095,152
Series TT, 5.00%, 07/01/25	480	231,600
Series TT, 5.00%, 07/01/26	1,285	620,012
Series WW, 5.50%, 07/01/17	1,315	634,487
Series WW, 5.50%, 07/01/18	1,155	557,287
Series WW, 5.50%, 07/01/19	935	451,138
Series WW, 5.38%, 07/01/24	875	422,188
Series WW, 5.25%, 07/01/33	885	427,013
Series WW, 5.50%, 07/01/38	1,170	564,525
Series XX, 5.25%, 07/01/17	645	311,213
Series XX, 5.25%, 07/01/35	400	193,000
Series XX, 5.75%, 07/01/36	555	267,788
Series XX, 5.25%, 07/01/40	11,490	5,543,925
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	2,150	1,037,375
Series AAA, 5.25%, 07/01/27	6,540	3,155,550
Series AAA, 5.25%, 07/01/28(f)(g)	4,690	2,262,925
Series AAA, 5.25%, 07/01/29(f)(g)	530	255,725
Series BBB, 5.40%, 07/01/28	2,805	1,353,412
Series UU, 1.00%, 07/01/17(a)(f)(g)	395	190,588
Series UU, 1.00%, 07/01/18(a)(f)(g)	355	171,288
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series UU, 1.00%, 07/01/20(a)(f)(g)	$3,175	$ 1,531,937
Series UU, 1.00%, 07/01/31(a)(f)(g)	3,765	1,816,612
Series ZZ, 5.25%, 07/01/19(f)(g)	2,945	1,420,962
Series ZZ, 5.25%, 07/01/24(f)(g)	1,990	960,175
Series ZZ, 5.00%, 07/01/28(f)(g)	990	477,675
Series ZZ, 5.00%, 12/29/49(f)(g)	925	446,313
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	4,060	1,958,950
		49,095,850
Total Municipal Bonds in Puerto Rico		122,154,178
Wisconsin — 0.5%
Transportation — 0.5%
Public Finance Authority, RB, Series A, AMT, Senior Lien, 5.75%, 07/01/49	12,000	12,328,382
Total Long-Term Investments — 87.5% (Cost: $2,115,138,216)		2,035,985,670

Shares
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.02%(h)(i)	186,637,945	186,656,608

	Par (000)
U.S. Treasury Obligations — 4.3%
U.S. Treasury Bills(j)
4.40%, 06/05/25	$50,000	49,982,287
4.30%, 07/31/25	50,000	49,653,580
		99,635,867
Total Short-Term Securities — 12.3% (Cost: $286,283,616)		286,292,475
Total Investments — 99.8% (Cost: $2,401,421,832)		2,322,278,145
Other Assets Less Liabilities — 0.2%		5,508,553
Net Assets — 100.0%		$ 2,327,786,698

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock California Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 133,253,319	$ 53,403,289 (a)	$ —	$ —	$ —	$ 186,656,608	186,637,945	$ 3,789,436	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,640,368)	$ —	$ (2,640,368)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 341,985	$ —	$ 341,985
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$12,106,152
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,035,985,670	$ —	$ 2,035,985,670
Short-Term Securities
Money Market Funds	186,656,608	—	—	186,656,608
U.S. Treasury Obligations	—	99,635,867	—	99,635,867
Unfunded Commitments(a)	—	—	7,615,146	7,615,146
	$186,656,608	$2,135,621,537	$7,615,146	$2,329,893,291

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.3%
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	$875	$ 844,404
New Jersey — 85.5%
Corporate — 3.2%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	510,178
New Jersey Economic Development Authority, Refunding RB(a)
AMT, 3.75%, 11/01/34	5,000	4,967,984
Series A, AMT, 2.20%, 10/01/39	3,880	3,453,571
		8,931,733
County/City/Special District/School District — 17.2%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,415,852
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGC), 5.00%, 11/01/43	180	184,479
Series B, (AGC), 5.00%, 11/01/44	200	203,618
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGC), 5.00%, 11/01/41	300	311,511
Series A, (AGC), 5.00%, 11/01/42	105	108,269
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,096,552
City of Hoboken New Jersey, Refunding GO, Series A, 4.00%, 03/10/26	2,500	2,517,332
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	885	889,214
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,040,596
(AGM), 2.25%, 08/15/46	1,850	1,117,079
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	932,712
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	6,930,518
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,658,607
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	918,872
4.00%, 07/15/39	740	726,095
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,000	998,511
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,021,397
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,185,319
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	2,040	2,186,164
Series B, 6.50%, 04/01/31	1,195	1,229,832
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	5,670	4,456,267
AMT, 3.00%, 08/01/43	5,600	4,240,118
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,401	1,433,728
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	630	512,775
Security	Par (000)	Value
County/City/Special District/School District (continued)
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	$385	$ 345,596
3.00%, 06/01/38	410	359,455
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,180	1,181,513
Series A, AMT, (GTD), 5.25%, 12/01/31	5,805	5,832,893
		48,034,874
Education — 14.3%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,150,630
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	226,799
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	518,119
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	639,987
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	105	105,198
Series A, 5.13%, 11/01/29(b)	100	101,760
Series A, 5.25%, 07/01/37(b)	470	455,425
Series A, 6.25%, 11/01/38(b)	210	217,406
Series A, 5.38%, 07/01/47(b)	815	726,283
Series A, 5.00%, 12/01/48	2,190	2,189,001
Series A, 5.00%, 06/15/49(b)	135	126,877
Series A, 5.00%, 01/01/50	265	238,829
Series A, 5.00%, 07/01/50	200	176,472
Series A, 6.50%, 11/01/52(b)	1,210	1,231,538
Series A, 5.25%, 11/01/54(b)	1,100	924,952
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,788,677
(AGM), 5.00%, 06/01/42	690	695,051
Series A, 5.63%, 08/01/34(b)	250	250,136
Series A, 5.00%, 09/01/37(b)	315	313,586
Series A, 5.88%, 08/01/44(b)	430	430,066
Series A, 5.13%, 09/01/52(b)	1,000	903,912
New Jersey Educational Facilities Authority, RB
Series A, 5.25%, 09/01/53	655	667,022
Series B, 5.25%, 03/01/54	8,130	8,573,247
Series C, (AGM), 3.25%, 07/01/49	290	219,820
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	2,465	2,498,583
Series H, (AGM), 4.00%, 07/01/39	715	684,762
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	402,506
Series B, AMT, 4.25%, 12/01/45	1,030	989,129
Sub-Series C, AMT, 4.00%, 12/01/48	700	578,475
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	237,664
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	445,564
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 12/01/45(d)	1,450	1,431,804
Series B, AMT, 4.00%, 12/01/41	740	716,669
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	787,718
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,016,429
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	5,000	5,006,929
New Jersey Institute of Technology, Refunding RB, Series A, (BAM), 5.25%, 07/01/50	790	825,100
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	$300	$ 273,408
Series A, 5.00%, 01/01/60	200	179,633
		39,945,166
Health — 9.3%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	274,468
5.00%, 01/01/39	520	517,769
5.00%, 01/01/49	500	448,628
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,000	2,998,038
2.38%, 07/01/46	3,740	2,223,712
3.00%, 07/01/51	9,155	6,575,136
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	285,296
5.00%, 07/01/34	1,000	1,012,646
4.00%, 07/01/41	1,000	912,573
Series A, 4.00%, 07/01/32	2,300	2,314,482
Series A, 5.00%, 07/01/37	5,000	5,088,704
Series A, 5.00%, 07/01/43	900	899,142
Series A, 4.13%, 07/01/54	1,085	925,135
Series A, 5.25%, 07/01/54	1,340	1,371,739
		25,847,468
Housing — 4.1%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	349,184
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	420	418,570
Series A, Sustainability Bonds, 4.35%, 05/01/45	105	101,435
Series A, Sustainability Bonds, 4.50%, 05/01/50	130	125,093
Series A, Sustainability Bonds, 4.55%, 05/01/55	300	283,184
Series A, Sustainability Bonds, 4.60%, 05/01/60	215	202,289
Series E-1, Sustainability Bonds, 4.35%, 05/01/45	215	211,054
Series E-1, Sustainability Bonds, 4.50%, 05/01/50	205	196,032
Series E-1, Sustainability Bonds, 4.55%, 05/01/55	430	406,609
Series E-1, Sustainability Bonds, 4.60%, 05/01/60	250	235,748
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	641,161
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	441,276
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	554,377
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	240	167,194
Series A, 4.00%, 11/01/48	150	131,271
Series A, 2.55%, 11/01/50	220	142,961
Series A, 4.10%, 11/01/53	100	86,047
Series D, AMT, 4.25%, 11/01/37	310	305,790
Series A, Sustainability Bonds, 2.25%, 11/01/36	350	287,098
Series A, Sustainability Bonds, 2.65%, 11/01/46	350	245,731
Series A, Sustainability Bonds, 2.70%, 11/01/51	350	233,600
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	865,930
Series E, 2.25%, 10/01/40	680	504,236
Security	Par (000)	Value
Housing (continued)
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	$1,640	$ 1,641,828
Series A, 4.38%, 12/01/33	2,515	2,515,589
		11,293,287
State — 6.8%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,110	2,222,819
Series B, (AGM), 0.00%, 11/01/27(e)	4,135	3,838,201
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	1,960,333
4.00%, 06/15/49	1,190	1,018,080
5.00%, 06/15/49	700	697,120
Series A, 5.00%, 06/15/42	4,000	4,013,962
Series EEE, 5.00%, 06/15/48	735	727,541
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	125,653
Sub-Series A, 4.00%, 07/01/34	705	689,490
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,456,297
5.00%, 06/01/38	2,000	2,097,999
		18,847,495
Tobacco — 2.8%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,750	1,728,578
Series A, 5.25%, 06/01/46	1,000	1,001,994
Sub-Series B, 5.00%, 06/01/46	5,205	5,021,603
		7,752,175
Transportation — 27.1%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	725	731,973
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,248,272
Class A, 5.00%, 11/01/52	1,000	1,003,615
AMT, (AGM), 5.13%, 01/01/39	1,000	1,001,001
AMT, (AGM), 5.13%, 07/01/42	1,000	1,000,027
AMT, 5.38%, 01/01/43	905	905,346
New Jersey Transportation Trust Fund Authority, RB
5.25%, 12/15/32(c)	105	119,355
5.00%, 06/15/42	210	215,429
5.25%, 06/15/46	105	108,613
Series A, 5.00%, 06/15/30	1,250	1,267,095
Series A, 0.00%, 12/15/32(e)	10,000	7,525,731
Series AA, 4.00%, 06/15/36	1,435	1,397,362
Series AA, 4.00%, 06/15/45	2,470	2,170,156
Series AA, 5.00%, 06/15/45	3,500	3,481,125
Series BB, 4.00%, 06/15/44	2,335	2,047,547
Series BB, 4.00%, 06/15/50	1,000	868,179
Series BB, 5.25%, 06/15/50	5,125	5,219,860
Series CC, 5.25%, 06/15/55	6,800	6,957,779
Series S, 5.00%, 06/15/33	550	575,582
Series S, Class BB, 5.00%, 06/15/36	1,250	1,320,074
Series S, Class BB, 4.00%, 06/15/37	700	680,004
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	8,900	5,781,874
Series A, 0.00%, 12/15/38	10,000	5,507,323
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,765,433
Series A, 4.00%, 06/15/36	1,700	1,665,268

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series A, 5.25%, 06/15/41	$1,000	$ 1,051,744
Series AA, 4.25%, 06/15/44	1,545	1,431,868
New Jersey Turnpike Authority, RB
01/01/50(d)	1,500	1,559,490
Series A, 4.00%, 01/01/42	1,000	929,111
Series A, 4.00%, 01/01/51	1,560	1,336,420
Series B, 5.25%, 01/01/49	2,770	2,875,801
Series B, 5.25%, 01/01/54	635	654,323
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	981,580
Series C, 5.00%, 01/01/43	1,500	1,564,326
Series D-2, (AGM), 5.25%, 01/01/26	4,000	4,051,628
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,359,125
South Jersey Transportation Authority, RB, Series B-1, (BAM), 5.25%, 11/01/52	300	306,309
		75,665,748
Utilities — 0.7%
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,215,035
3.50%, 04/01/42	720	597,710
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	149,952
		1,962,697
Total Municipal Bonds in New Jersey		238,280,643
New York — 4.8%
State — 1.2%
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/50	2,140	2,186,149
Series A, 5.00%, 03/15/55	980	990,206
		3,176,355
Transportation — 3.6%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,000,901
AMT, 5.00%, 11/01/30	1,000	1,054,431
AMT, 5.00%, 11/01/33	495	512,013
Series 218, AMT, 5.00%, 11/01/32	1,495	1,557,435
Series 221, AMT, 4.00%, 07/15/45	525	448,508
Series 221, AMT, 4.00%, 07/15/50	1,335	1,129,886
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	1,915	1,903,130
Series 223, AMT, 4.00%, 07/15/41	725	653,675
Series 223, AMT, 4.00%, 07/15/46	1,755	1,489,173
Series 238, AMT, 5.00%, 07/15/39	330	340,984
		10,090,136
Total Municipal Bonds in New York		13,266,491
Pennsylvania — 1.3%
Transportation — 1.3%
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	1,130	1,142,380
5.00%, 07/01/47	1,000	1,002,560
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,501,448
Total Municipal Bonds in Pennsylvania		3,646,388
Security	Par (000)	Value
Puerto Rico — 3.9%
State — 3.9%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,044	$ 1,120,147
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,830	1,714,736
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,366,362
Series B-2, Restructured, 4.33%, 07/01/40	5,000	4,638,095
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/46	6,099	1,919,550
Series B-1, Restructured, 0.00%, 07/01/46	567	178,878
Total Municipal Bonds in Puerto Rico		10,937,768
Wisconsin — 0.8%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	215	185,125
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,000	1,029,376
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,027,365
		2,056,741
Total Municipal Bonds in Wisconsin		2,241,866
Total Long-Term Investments — 96.6% (Cost: $277,698,939)		269,217,560

	Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.02%(f)(g)	5,686,403	5,686,971
Total Short-Term Securities — 2.0% (Cost: $5,686,914)		5,686,971
Total Investments — 98.6% (Cost: $283,385,853)		274,904,531
Other Assets Less Liabilities — 1.4%		3,865,513
Net Assets — 100.0%		$ 278,770,044

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock New Jersey Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 13,454,389	$ —	$ (7,767,418)(a)	$ —	$ —	$ 5,686,971	5,686,403	$ 531,538	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 269,217,560	$ —	$ 269,217,560
Short-Term Securities
Money Market Funds	5,686,971	—	—	5,686,971
	$5,686,971	$269,217,560	$—	$274,904,531
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.3%
Transportation — 0.3%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	$980	$ 945,732
Pennsylvania — 89.0%
Corporate — 1.2%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,255,706
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	431,722
Series C, 5.25%, 12/01/37(a)	755	758,022
AMT, 5.50%, 11/01/44	1,355	1,354,920
		3,800,370
County/City/Special District/School District — 13.6%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,407,904
5.00%, 05/01/42	2,345	2,242,397
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	2,910,329
Bethlehem Area School District, GOL, Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,794,707
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,160	1,067,525
5.00%, 03/01/38	358	341,817
5.13%, 03/01/48	749	689,705
4.75%, 03/01/50	2,695	2,349,141
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,596,592
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,187,870
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/41	750	773,780
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	184,893
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,596,098
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,334,510
Coatesville School District, Refunding GOL, Series C, (BAM SAW), 0.00%, 10/01/33(c)	640	432,906
Coatesville School District, Refunding GOL, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	500	344,120
Series B, (BAM SAW), 0.00%, 10/01/34	980	624,812
County of Lancaster Pennsylvania, Refunding GO, 4.00%, 11/01/37	565	549,969
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,456,075
AMT, 5.50%, 06/30/43	2,500	2,612,377
AMT, 6.00%, 06/30/61	1,945	2,026,052
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	460	463,928
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,169,737
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,553,502
Security	Par (000)	Value
County/City/Special District/School District (continued)
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/37	$1,815	$ 1,838,025
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,049,051
		43,597,822
Education — 12.6%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	600	546,330
5.00%, 10/01/49	795	672,322
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,425,997
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,735	1,682,351
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	1,939,307
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,345	1,186,251
Series 1C, AMT, 06/01/52(d)	1,515	1,490,423
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	4,171,525
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,130,045
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	442,328
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	724,544
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	487,055
5.00%, 05/01/41	810	810,136
Series A, 5.00%, 11/01/29	1,150	1,190,826
Series A, 5.00%, 11/01/31	205	212,902
Series A, (AGM), 4.00%, 05/01/50	5,000	4,238,612
Pennsylvania State University, RB, Series A, 5.00%, 09/01/43	3,935	4,015,154
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	310	305,679
5.00%, 06/15/39	590	582,422
4.00%, 12/01/48	8,090	7,081,081
5.00%, 06/15/50	800	715,365
5.25%, 11/01/52	2,145	2,162,498
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	584,170
Series A, 5.25%, 06/15/52	625	581,779
		40,379,102
Health — 21.0%
Allegheny County Hospital Development Authority, RB, Series D2, 2.67%, 11/15/47(a)	2,865	2,823,022
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,125,947
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,253,333
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,234,961
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	607,243
4.13%, 01/01/38	260	240,292
5.00%, 01/01/38	1,480	1,447,630
Doylestown Hospital Authority, RB, 4.00%, 07/01/45	1,125	977,093
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,008,322
Geisinger Authority, Refunding RB
Series A-1, 5.00%, 02/15/45	6,950	6,871,887
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Geisinger Authority, Refunding RB (continued)
Series A-1, 4.00%, 02/15/47	$1,800	$ 1,530,636
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	848,402
5.00%, 12/01/49	730	677,521
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	673,436
Series A, 5.00%, 05/01/49	515	483,190
Series A, 5.00%, 12/01/55	700	650,510
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	970,571
Class B, 5.00%, 05/01/57	2,500	2,411,937
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,965	1,657,683
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,806,318
5.00%, 12/01/46	850	768,864
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,892,273
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,350	1,281,133
Series A1, (AGM), 4.00%, 08/15/43	2,915	2,612,187
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	3,640	3,913,902
Series A-2, 4.00%, 05/15/53	1,480	1,215,610
Series B, 4.00%, 03/15/40	2,000	1,788,071
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/52	860	712,429
Series B, 5.00%, 03/15/50	3,415	3,398,630
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,566,715
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	3,120	2,692,852
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(e)	5,000	5,164,678
St. Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	2,035	2,008,601
		67,315,879
Housing — 8.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	3,000	2,048,255
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,417,595
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,798,194
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,860	3,065,936
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,455,364
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	1,908,633
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	3,180	3,075,680
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,528,788
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	3,235	3,075,313
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	982,800
Security	Par (000)	Value
Housing (continued)
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g) (continued)
Series A, 4.00%, 12/01/46	$5,740	$ 4,477,200
Series A, 4.00%, 12/01/51	2,300	1,794,000
		28,627,758
State — 1.8%
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	5,000	4,704,723
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 3.00%, 12/01/51	1,500	1,056,518
		5,761,241
Tobacco — 2.7%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,256,864
(AGM), 4.00%, 06/01/39	6,700	6,243,587
		8,500,451
Transportation — 21.2%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGC), 5.25%, 01/01/39	1,120	1,186,930
Series A, AMT, 5.00%, 01/01/56	1,900	1,822,997
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,009,493
Series B, AMT, 5.00%, 07/01/35	1,300	1,324,349
Series B, AMT, 5.00%, 07/01/37	1,800	1,805,487
Series B, AMT, 5.00%, 07/01/47	4,000	3,882,529
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	1,545	1,561,926
5.00%, 07/01/47	2,500	2,506,400
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	3,000	3,007,340
5.00%, 06/30/42	2,620	2,603,932
AMT, 5.25%, 06/30/53	5,355	5,252,101
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,680	5,026,399
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	4,205	4,221,666
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,004,847
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,111,452
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,793,000
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,394,201
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,542,248
Series A, Subordinate, 4.00%, 12/01/49	2,500	2,171,953
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,163,464
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	803,247
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,318,092
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	1,225	1,276,814
Series C, 4.00%, 12/01/51	5,000	4,414,585
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	454,770
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/52	5,695	5,846,320
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,177,109
		67,683,651

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities — 6.0%
Allegheny County Sanitary Authority, Refunding RB, 4.00%, 12/01/49	$640	$ 556,587
Bucks County Water and Sewer Authority, RB, Series A, (AGM), 5.25%, 12/01/47	870	900,720
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,513,889
Series A, 5.25%, 10/01/52	1,190	1,190,252
Series C, (AGC), 5.25%, 09/01/49	2,000	2,079,350
Series C, 5.50%, 06/01/52	3,100	3,205,185
Series C, (AGC), 5.25%, 09/01/54	500	513,539
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,760	1,690,462
Philadelphia Gas Works Co., Refunding RB, Series A, (AGC), 5.25%, 08/01/54(h)	1,430	1,474,487
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGC), 5.00%, 09/01/55	1,230	1,249,056
Westmoreland County Municipal Authority, RB, (AGC), 5.00%, 08/15/49	1,500	1,518,727
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,369,233
		19,261,487
Total Municipal Bonds in Pennsylvania		284,927,761
Puerto Rico — 1.6%
State — 1.6%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,763,672
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	600	562,209
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,394,283
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(c)	925	291,821
Total Municipal Bonds in Puerto Rico		5,011,985
Wisconsin — 0.7%
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,050	1,080,845
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,027,365
Total Municipal Bonds in Wisconsin		2,108,210
Total Municipal Bonds — 91.6% (Cost: $306,889,970)		292,993,688
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Pennsylvania — 5.2%
Housing — 2.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(h)	1,840	1,778,216
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	4,997	5,014,722
		6,792,938
Security	Par (000)	Value
Utilities — 3.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	$3,522	$ 3,681,878
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(h)	6,102	6,291,997
		9,973,875
Total Municipal Bonds in Pennsylvania		16,766,813
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.2% (Cost: $17,143,567)		16,766,813
Total Long-Term Investments — 96.8% (Cost: $324,033,537)		309,760,501

	Shares
Short-Term Securities
	Money Market Funds — 5.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.02%(j)(k)	18,087,594	18,089,403
	Total Short-Term Securities — 5.6% (Cost: $18,089,373)	18,089,403
	Total Investments — 102.4% (Cost: $342,122,910)	327,849,904
	Other Assets Less Liabilities — 0.9%	2,772,400
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.3)%	(10,562,142)
	Net Assets — 100.0%	$ 320,060,162

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2032 to October 1, 2042, is $5,196,234. See
Note 4 of the Notes to Financial Statements for details.

(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Pennsylvania Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,065,326	$ 11,024,047 (a)	$ —	$ 52	$ (22)	$ 18,089,403	18,087,594	$ 272,794	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 292,993,688	$ —	$ 292,993,688
Municipal Bonds Transferred to Tender Option Bond Trusts	—	16,766,813	—	16,766,813
Short-Term Securities
Money Market Funds	18,089,403	—	—	18,089,403
	$18,089,403	$309,760,501	$—	$327,849,904
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $10,495,531 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2025
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Arizona — 0.3%
Arizona Industrial Development Authority, RB, 5.25%, 07/01/43(a)	$150	$ 146,219
Arkansas — 3.0%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 5.70%, 05/01/53	100	100,541
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	300	318,072
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,017,080
		1,435,693
California — 11.8%
California Community Choice Financing Authority, RB(b)
5.00%, 05/01/54	1,440	1,510,952
Series A, Sustainability Bonds, 4.00%, 10/01/52	500	501,251
Series C, Sustainability Bonds, 5.00%, 08/01/55	150	156,543
Series G, Sustainability Bonds, 5.25%, 11/01/54	360	378,901
California Infrastructure & Economic Development Bank, RB, 5.00%, 05/15/45	1,000	1,048,550
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	485	468,041
California School Finance Authority, RB, 5.00%, 08/01/42(a)	125	122,594
California State Public Works Board, RB, Series D, Sustainability Bonds, 4.00%, 05/01/45	1,000	917,313
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.25%, 04/01/57	250	175,037
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	350	236,042
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56(b)	140	152,915
		5,668,139
Colorado — 1.7%
Colorado School of Mines, RB, Series A, Sustainability Bonds, (AGM), 5.25%, 12/01/47	290	298,059
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	514,375
		812,434
Connecticut — 2.6%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	185,936
State of Connecticut, GO, Series B, Sustainability Bonds, 5.00%, 01/15/42	1,000	1,043,475
		1,229,411
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(a)	79	73,499
District of Columbia — 2.8%
District of Columbia, RB, Class A, AMT, Sustainability Bonds, 5.50%, 02/28/34	1,000	1,105,867
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	250	222,710
		1,328,577
Florida — 6.8%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	824,212
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(a)	100	98,614
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	$500	$ 428,527
Series A, 5.00%, 06/15/47	375	365,796
St. Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,513,951
		3,231,100
Georgia — 0.5%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	255	255,546
Illinois — 4.6%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/33	500	504,311
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,166,128
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	290	309,763
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	195	206,542
		2,186,744
Kentucky — 3.0%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	500	451,079
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	968,185
		1,419,264
Louisiana — 2.5%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	976,243
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(a)	250	231,926
		1,208,169
Maine — 0.1%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(a)(c)(d)	100	32,750
Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	715	711,003
Massachusetts — 8.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,522,874
Massachusetts Clean Water Trust, RB, Series 26B, Sustainability Bonds, 5.00%, 02/01/45	1,500	1,577,220
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	896,386
		3,996,480
Michigan — 5.0%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	848,449
Michigan Finance Authority, RB
4.00%, 02/15/47	500	434,427
Sustainability Bonds, 5.50%, 02/28/57	110	114,245
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,005,238
		2,402,359
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	$500	$ 523,302
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	305	321,753
		845,055
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022-1, Sustainability Bonds, 4.38%, 09/20/36	721	699,340
New Jersey — 0.9%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	115	119,707
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	295	318,746
		438,453
New York — 16.0%
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	245	238,689
Series A, 5.13%, 07/01/33	175	187,221
Series A, 5.50%, 06/15/63(a)	250	231,538
Sustainability Bonds, 5.75%, 06/01/42(a)	250	255,410
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.00%, 11/15/49	1,000	992,180
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	997,294
New York City Housing Development Corp., RB, M/F Housing
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,000	986,321
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	220,958
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/42	1,000	950,635
New York State Housing Finance Agency, RB, M/F Housing, Seires A, Sustainability Bonds, (SONYMA), 3.80%, 11/01/62(b)	735	735,380
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	500	516,695
AMT, Sustainability Bonds, 5.25%, 06/30/49	550	542,391
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	810	813,464
		7,668,176
North Dakota — 0.8%
North Dakota Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, 5.75%, 01/01/54	365	385,876
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	410	424,063
Pennsylvania — 7.6%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,046,963
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	455	486,972
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	875	849,535
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	225	230,097
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,036,930
		3,650,497
Security	Par (000)	Value
Tennessee — 1.0%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	$500	$ 497,210
Texas — 9.2%
Arlington Higher Education Finance Corp., RB
(PSF), 5.00%, 08/15/47	500	509,453
Series A, 5.25%, 08/15/32	250	183,424
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,014,702
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(b)	415	445,282
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 12/01/45	1,500	1,540,542
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	716,600
		4,410,003
Utah — 0.5%
Utah Infrastructure Agency, RB, Series A, 5.00%, 10/15/32	250	261,236
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 6.88%, 12/01/46(a)	115	120,336
Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,005,011
Total Long-Term Investments — 97.3% (Cost: $48,484,761)		46,542,643

	Shares
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.02%(e)(f)	639,557	639,621
Total Short-Term Securities — 1.3% (Cost: $639,473)		639,621
Total Investments — 98.6% (Cost: $49,124,234)		47,182,264
Other Assets Less Liabilities — 1.4%		650,570
Net Assets — 100.0%		$ 47,832,834

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Impact Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,081,196	$ —	$ (1,441,575)(a)	$ —	$ —	$ 639,621	639,557	$ 38,686	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (169,232)	$ —	$ (169,232)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (8,030)	$ —	$ (8,030)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$750,555
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 46,542,643	$ —	$ 46,542,643
Short-Term Securities
Money Market Funds	639,621	—	—	639,621
	$639,621	$46,542,643	$—	$47,182,264
See notes to financial statements.
Schedule of Investments

Schedule of Investments
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Financial Services — 0.5%
Nuveen AMT-Free Quality Municipal Income Fund, Class EB	1,750,000	$ 19,005,000
Total Investment Companies — 0.5% (Cost: $19,868,710)		19,005,000

	Par (000)
Municipal Bonds
Alabama — 6.9%
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 09/01/44	$1,725	1,797,736
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	31,050	32,729,574
Series A, 5.25%, 05/01/55	5,970	6,401,692
Series B, 5.25%, 12/01/53	9,000	9,572,978
Series C, 5.50%, 10/01/54	25,000	26,808,426
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,485	5,547,049
5.50%, 10/01/53	5,000	5,125,076
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	30,150	32,213,853
Series B, 5.25%, 07/01/54	21,885	23,175,611
Series B-1, 5.75%, 04/01/54	52,565	57,057,793
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	6,200	6,267,490
Series B, 5.00%, 01/01/54	31,495	32,935,970
Series B, 5.25%, 03/01/55	5,480	5,678,089
		245,311,337
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	821,885
Arizona — 2.8%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(b)	3,130	3,152,897
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/41	7,535	7,917,004
(AGC), 4.00%, 07/01/44	2,000	1,858,467
5.00%, 07/01/44	18,200	18,790,442
(AGC), 4.50%, 07/01/49	980	949,896
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,471,887
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	6,350	6,966,310
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	17,415	17,647,551
Maricopa County Union High School District No. 216 Agua Fria, GO, 5.00%, 07/01/44	1,465	1,525,926
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/47	4,000	4,098,174
Series A, 5.00%, 01/01/50	4,370	4,458,205
Security	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB (continued)
Series A, 5.25%, 01/01/54	$5,000	$ 5,202,967
Series B, 5.00%, 01/01/48	6,250	6,419,147
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/44	12,000	12,651,279
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	4,135	4,170,169
		99,280,321
Arkansas(b) — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	4,895	4,797,490
AMT, 4.75%, 09/01/49	8,660	8,471,974
AMT, Sustainability Bonds, 7.38%, 07/01/48	23,000	24,966,841
		38,236,305
California — 5.6%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, 5.25%, 07/01/49	3,115	3,146,676
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	12,750	13,097,967
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(c)	12,395	949,606
California Enterprise Development Authority, RB, 10.00%, 11/15/32(b)	670	660,755
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	18	17,847
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	58,575	56,526,792
California Municipal Finance Authority, RB
5.38%, 07/01/34(b)	1,000	1,000,216
5.63%, 07/01/44(b)	2,760	2,732,803
Series A, AMT, 4.00%, 07/15/29	2,120	2,064,138
California School Finance Authority, RB(b)
Series A, 7.00%, 06/01/54	895	821,571
Series B, 9.00%, 06/01/34	100	101,518
California Statewide Financing Authority, RB, Series D, 0.00%, 06/01/55(b)(c)	10,750	632,716
City of Los Angeles Department of Airports, Refunding ARB
Series S, AMT, 5.00%, 05/15/40	9,500	9,801,323
Series A, AMT, Subordinate, 5.00%, 05/15/34	5,430	5,582,745
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	10,000	10,205,462
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,750	3,916,651
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,231,838
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 4.00%, 07/01/58	5,880	3,886,901
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	3,664,264
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	136,220	14,640,754
Las Virgenes Unified School District, GO, Series B, Election 2022, 5.25%, 08/01/51	5,000	5,273,246

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	$11,670	$ 11,968,405
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/53	17,420	17,255,521
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/42	1,285	1,331,777
Series 2, Class A, AMT, 5.25%, 05/01/49	9,785	9,974,843
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/34	4,685	4,872,156
State of California, Refunding GO
5.00%, 09/01/43	7,080	7,486,837
5.00%, 03/01/44	2,300	2,442,035
		199,287,363
Colorado — 2.6%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/43	5,720	6,146,003
Board of Governors of Colorado State University System, RB, Series C, 5.25%, 03/01/50	1,550	1,601,961
City of Aurora Colorado Water Revenue, RB, 1st Lien, 4.00%, 08/01/54	5,680	4,955,438
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	13,000	13,364,526
Colorado Bridge & Tunnel Enterprise, RB, Series A, (AGC), 5.25%, 12/01/50	3,000	3,092,651
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(b)	5,175	5,291,967
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	950,974
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	2,630	2,555,026
County of Adams Colorado, COP, 5.25%, 12/01/49	10,065	10,499,657
Denver City & County School District No. 1, GO, Series C, (SAW), 5.50%, 12/01/47	6,990	7,546,723
Douglas County School District No. Re-1 Douglas & Elbert Counties, GO
Series 1, (SAW), 5.00%, 12/15/43	9,980	10,485,283
Series 1, (SAW), 5.00%, 12/15/44	18,025	18,808,052
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(b)	2,965	2,865,602
Red Barn Metropolitan District, Refunding GOL, Series A, 5.50%, 12/01/55	2,100	2,022,983
University of Colorado, RB, Series A, 5.00%, 06/01/50	3,335	3,429,324
		93,616,170
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49	5,000	4,787,604
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,818,041
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,090	3,014,296
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC), 4.50%, 02/01/42	3,715	3,619,280
		13,239,221
Security	Par (000)	Value
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	$14,888	$ 13,827,009
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	333,932
5.63%, 07/01/53	795	795,916
		14,956,857
District of Columbia — 0.8%
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/43	1,750	1,835,175
Series A, 5.25%, 06/01/50	5,000	5,292,698
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	3,645	915,619
District of Columbia, GO, Series A, 5.00%, 08/01/49	4,765	4,883,406
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/43	1,750	1,775,407
Series A, AMT, 5.00%, 10/01/44	3,500	3,500,331
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Sustainability Bonds, 5.00%, 07/15/45	3,945	4,035,011
Sustainability Bonds, 5.00%, 07/15/48	5,570	5,674,115
		27,911,762
Florida — 7.3%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	450	431,181
4.63%, 05/01/49	1,775	1,536,599
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	195	195,462
5.00%, 11/01/31	500	500,622
Series 2024, 5.00%, 05/01/44(b)	1,375	1,306,749
Series 2024, 5.25%, 05/01/55(b)	2,280	2,103,989
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(b)	580	551,922
Capital Trust Agency, Inc., RB(b)
4.88%, 06/15/56	12,000	9,336,244
Series A, 5.00%, 06/15/49	5,000	4,282,103
Series A-2, 5.00%, 01/01/26	485	483,651
Celebration Pointe Community Development District No. 1, SAB(d)(e)
5.00%, 05/01/34	710	702,900
5.13%, 05/01/45	985	975,150
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(b)	2,925	2,927,615
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/42	3,260	3,438,480
Series A, 5.00%, 09/01/43	3,425	3,585,651
Series A, 5.00%, 09/01/44	2,595	2,697,244
Series B, 5.50%, 09/01/48	8,510	9,061,452
City of Gainesville Florida Utilities System Revenue, RB, Series A-2, 5.00%, 10/01/51	2,000	2,022,474
City of Miami Florida, RB, Series A, 5.50%, 01/01/49	8,000	8,491,758
City of St. Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,028,988
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	4,000	4,103,841
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Broward Florida Convention Center Hotel Revenue, RB, 5.00%, 01/01/47	$23,830	$ 24,334,551
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	11,890	11,962,681
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,100	2,116,027
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,000	10,116,338
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(c)	15,765	7,969,934
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/41	1,150	1,155,452
County of Monroe Florida, RB, 5.00%, 04/01/48	5,560	5,653,896
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,004,091
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	15,424,993
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	1,995	1,996,899
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	660,089
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(d)(e)	3,303	877,082
Series A, 5.75%, 06/15/29	300	300,176
Series A, 6.00%, 06/15/34	440	440,197
Series C, 5.75%, 12/15/56	4,090	3,244,337
AMT, 10.00%, 07/15/59(a)	20,225	20,718,646
Class A, AMT, 4.38%, 10/01/54(a)	1,390	1,381,175
Florida Development Finance Corp., Refunding RB
Series A, 4.50%, 12/15/56(b)	11,970	8,515,969
AMT, 12.00%, 07/15/32(a)(b)	9,420	9,858,551
AMT, (AGM), 5.25%, 07/01/53	2,000	1,961,664
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	990	899,747
Harbor Bay Community Development District, SAB, Series A-1, 4.10%, 05/01/48	1,400	1,162,942
Hillsborough County Aviation Authority, ARB
Series B, AMT, 5.50%, 10/01/49	3,005	3,122,618
Series E, AMT, 5.00%, 10/01/43	3,120	3,118,516
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,594,700
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	2,255	2,359,615
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	50	49,069
4.88%, 05/01/35	1,100	1,090,904
4.40%, 05/01/39	415	378,374
4.88%, 05/01/45	2,215	2,077,067
5.13%, 05/01/46	4,965	4,839,961
4.50%, 05/01/49	480	407,718
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	515	524,452
Series A, 6.00%, 05/01/54	920	934,785
Orange County Health Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/45	4,875	4,913,998
Series A, 5.00%, 10/01/47	10,000	10,042,134
Orlando Utilities Commission, RB
Series A, 10/01/48(f)	10,000	10,238,579
Series A, 5.00%, 10/01/50	5,000	5,094,797
Security	Par (000)	Value
Florida (continued)
Reunion East Community Development District, SAB, Series 2021, 2.40%, 05/01/26	$75	$ 73,787
Sarasota County Public Hospital District, RB, 4.00%, 07/01/52	9,230	7,842,782
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,391,448
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,550	1,483,207
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(d)(e)	143	65,029
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	648,942
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,504,082
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	65	64,006
5.75%, 05/01/44	1,190	1,171,594
6.00%, 05/01/54	460	449,724
		262,001,400
Georgia — 1.4%
Atlanta Urban Redevelopment Agency, RB, (BAM- TCRS), 3.63%, 07/01/42(b)	5,605	4,513,837
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	10,000	9,970,789
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,443,861
Development Authority for Fulton County, RB, (BAM- TCRS), 4.00%, 07/01/49	5,085	4,413,048
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	3,355	2,264,625
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	12,500	13,030,510
Series D, 5.00%, 05/01/54	7,725	8,051,151
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, Sustainability Bonds, 5.25%, 07/01/50	3,295	3,470,224
		49,158,045
Hawaii — 0.1%
State of Hawaii Airports System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/44	3,000	3,020,175
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/42	5,600	5,761,962
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(b)	5,910	4,140,439
Series A, 5.00%, 08/15/48	10,140	10,436,224
Series A, 6.95%, 06/15/55(b)	5,150	5,375,482
		25,714,107
Illinois — 2.9%
Chicago Board of Education, GO, BAB, 6.04%, 12/01/29	5,310	5,298,169
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	3,285	3,365,877
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/38	1,240	1,286,445
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	1,913,640

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	$26,760	$ 26,713,551
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(b)
2.53%, 12/01/25	327	323,834
2.69%, 12/01/26	267	259,994
2.87%, 12/01/27	221	212,412
Illinois Finance Authority, RB
Series A, Sustainability Bonds, 5.00%, 07/01/43	1,000	1,050,678
Series A, Sustainability Bonds, 5.00%, 07/01/44	1,000	1,039,680
Illinois Housing Development Authority, Refunding RB, Series H-1, 4.00%, 01/01/42	5,275	4,907,351
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,875	4,880,959
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,473,859
Series A, 5.25%, 01/01/45	12,175	12,679,323
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50	5,000	5,067,297
State of Illinois, GO
Series B, 5.25%, 05/01/44	11,920	12,183,172
Series B, 5.25%, 05/01/48	2,950	2,968,804
Series B, 5.25%, 05/01/49	4,000	4,015,706
Series C, 5.00%, 12/01/46	4,850	4,795,195
State of Illinois, Refunding GO, 5.00%, 02/01/37	2,400	2,536,968
		104,972,914
Indiana — 1.4%
Indiana Finance Authority, RB
Series A, 5.00%, 10/01/53	8,060	8,129,897
Series B, 1st Lien, Sustainability Bonds, 5.25%, 10/01/47	5,000	5,139,542
Indiana Finance Authority, Refunding RB
5.00%, 02/01/45	1,375	1,432,367
Series B, Sustainability Bonds, 5.00%, 02/01/43	4,455	4,666,734
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,650,830
Indiana Municipal Power Agency, Refunding RB, Series A, (AGC), 5.00%, 01/01/43	13,025	13,642,462
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,460,886
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, 5.25%, 01/01/55	4,000	4,126,534
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series F, 5.00%, 01/01/49	5,750	5,943,097
IPS Multi-School Building Corp., Refunding RB, Sustainability Bonds, 5.00%, 07/15/44	1,500	1,533,342
		51,725,691
Iowa — 0.2%
County of Polk Iowa, GO, Series A, AMT, 06/01/45(f)	5,000	5,137,587
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 01/01/44	750	759,021
		5,896,608
Kansas — 0.7%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	7,972,443
Security	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB
Series C-1, 5.00%, 09/01/42	$6,295	$ 6,549,077
Series C-1, 5.00%, 09/01/46	7,690	7,841,978
State of Kansas Department of Transportation, Refunding RB, Series A, 09/01/44(f)	2,050	2,154,488
		24,517,986
Kentucky — 0.1%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,179,157
Louisiana — 0.6%
City of Lafayette Louisiana Utilities Revenue, RB
(AGC), 5.00%, 11/01/44	5,910	6,086,697
(AGC), 5.00%, 11/01/46	3,000	3,060,151
(AGC), 5.00%, 11/01/49	920	930,028
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	10,000	10,098,198
		20,175,074
Maine — 0.8%
Finance Authority of Maine, RB
12/31/32(f)	6,550	6,550,425
AMT, Sustainability Bonds, 8.00%, 12/01/51(b)(d)(e)	14,465	4,737,288
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	18,500	15,942,225
		27,229,938
Maryland — 1.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/50	9,090	9,189,323
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	3,660	3,673,191
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	4,817,788
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	11,375	10,520,323
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	10,405	10,562,966
Washington Suburban Sanitary Commission, RB, (GTD), 5.00%, 06/01/43	9,270	9,915,226
		48,678,817
Massachusetts — 0.8%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/47	1,000	1,028,099
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/46	5,560	5,799,843
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,716,972
5.00%, 10/01/43	5,000	4,518,844
Series J2, 5.00%, 07/01/48	3,000	2,943,141
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(b)	4,225	3,602,726
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	5,000	4,939,768
Town of Nantucket Massachusetts, Refunding GOL, 4.00%, 03/15/47	1,240	1,137,378
		28,686,771
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 2.0%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series C, 5.25%, 07/01/53	$2,000	$ 2,069,948
Series C, Senior Lien, 5.25%, 07/01/48	4,375	4,559,238
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/48	10,170	10,234,240
Series A, 5.25%, 07/01/54	1,500	1,556,727
Michigan Finance Authority, RB
4.00%, 02/15/47	8,000	6,950,842
4.00%, 02/15/44	11,060	9,778,511
Series A, 6.50%, 06/01/57(b)(d)(e)	4,020	1,750,308
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(g)	145	147,976
Series A, 4.00%, 12/01/46	10,000	8,668,350
Series A, Class 1, 4.00%, 06/01/49	22,745	18,871,768
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	8,765	7,581,254
		72,169,162
Minnesota — 0.0%
City of Minneapolis Minnesota, RB, 4.00%, 11/15/40	2,000	1,851,512
Mississippi — 0.1%
Mississippi Home Corp., RB, M/F Housing, Series 2025-06FN, Class PT, 4.55%, 04/01/42	3,985	3,914,223
Missouri — 1.3%
City of St. Louis Missouri Airport Revenue, ARB, Series A, (AGM), 5.25%, 07/01/49	15,425	16,045,201
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 05/15/48	4,395	3,784,004
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 04/01/45	5,000	4,449,295
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/44	5,000	4,820,010
Kansas City Industrial Development Authority, RB(d)(e)
Series A, 10.00%, 11/15/37	2,735	2,240,271
Series C, 7.50%, 11/15/46	1,701	1,304,126
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,484	7,061,783
Kansas City Industrial Development Authority, Refunding RB(d)(e)
Class B, 5.00%, 11/15/46	8,059	5,262,727
Class D, 2.00%, 11/15/46	3,597	165,037
		45,132,454
Nebraska — 0.5%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,715	4,889,799
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,775,913
Omaha Airport Authority, ARB, AMT, (AGC), 5.25%, 12/15/49	4,415	4,497,701
Omaha Public Power District, RB
Series C, 4.00%, 02/01/49	4,100	3,592,447
Series C, 5.00%, 02/01/54	3,700	3,735,817
		18,491,677
Nevada — 0.8%
Clark County Water Reclamation District, GOL
5.00%, 07/01/42	12,020	12,619,026
Security	Par (000)	Value
Nevada (continued)
Clark County Water Reclamation District, GOL (continued)
5.00%, 07/01/46	$12,335	$ 12,657,421
5.00%, 07/01/47	3,290	3,363,337
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(b)	185	185,089
		28,824,873
New Hampshire — 1.0%
National Finance Authority Affordable Housing Certificates, RB, M/F Housing, Series 2024-1, Class A, 4.15%, 10/20/40	1,665	1,543,943
New Hampshire Business Finance Authority, RB
5.88%, 12/15/33(b)	3,763	3,781,785
Series A, Sustainability Bonds, 06/01/55(f)	2,700	2,605,952
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,217	11,321,722
Series 2, Class 3-A, Sustainability Bonds, 4.03%, 10/20/41(a)	11,229	9,893,187
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	5,683,650
		34,830,239
New Jersey — 2.6%
New Jersey Economic Development Authority, RB
Class A, 5.00%, 11/01/52	2,310	2,318,350
Series B, 5.50%, 11/01/26(b)	265	264,494
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	2,435	2,518,787
Series CC, 5.00%, 06/15/41	3,725	3,847,170
Series CC, 5.25%, 06/15/50	12,700	13,005,307
Series CC, 5.25%, 06/15/55	16,320	16,698,669
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.25%, 06/15/41	7,250	7,669,878
Series AA, 5.00%, 06/15/42	15,520	15,971,197
New Jersey Turnpike Authority, RB, 01/01/50(f)	5,125	5,328,257
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	5,505	5,616,301
Series A, 5.25%, 06/01/46	11,300	11,322,527
Sub-Series B, 5.00%, 06/01/46	8,070	7,785,656
		92,346,593
New York — 9.6%
City of New York, GO
Series A, 5.00%, 08/01/51	2,500	2,529,555
Series B, 5.25%, 10/01/47	4,015	4,152,166
Series C, 5.25%, 03/01/49	11,675	12,086,801
Series C-1, 5.00%, 09/01/44	23,290	24,019,527
Series D-1, 5.00%, 03/01/43	4,500	4,602,548
Series F-1, 4.00%, 03/01/47	2,000	1,753,392
Series F-1, 5.00%, 03/01/50	7,415	7,452,983
Series G-1, 5.25%, 02/01/50	7,470	7,756,347
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,356,028
Empire State Development Corp., Refunding RB, Series E, 4.00%, 03/15/42	8,000	7,491,657
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, 4.80%, 02/01/53	7,570	7,459,555
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/52	3,000	3,069,088

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, RB (continued)
Series BB-1, 5.00%, 06/15/50	$3,025	$ 3,056,179
Sub-Series CC-1, 5.25%, 06/15/54	2,645	2,768,359
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	4,000	4,087,757
Series AA-1, Subordinate, 5.25%, 06/15/53	13,055	13,577,169
New York City Municipal Water Finance Authority, Refunding RB, Series BB-2, 4.00%, 06/15/42	3,835	3,586,984
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A, Subordinate, 5.00%, 05/01/43	5,520	5,706,441
New York City Transitional Finance Authority, RB
Series D, 5.25%, 05/01/48	1,845	1,931,833
Series D, 5.50%, 05/01/52	8,350	8,841,991
Series E, 5.00%, 11/01/53	3,425	3,476,435
Series G-1, 5.25%, 05/01/51	5,000	5,197,466
Series G-1, 5.00%, 05/01/52	4,000	4,062,979
Series H-1, 5.00%, 11/01/44	5,000	5,159,407
Series H-1, 5.00%, 11/01/46	1,250	1,286,896
Series I-1, 5.00%, 05/01/50	10,000	10,189,608
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,544,085
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,021,586
Series C-S, Subordinate, 5.00%, 05/01/50	6,000	6,097,143
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/54	4,095	4,159,161
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	10,000	9,549,670
Series A, 4.00%, 03/15/42	3,000	2,735,538
Series A, 5.00%, 03/15/44	9,400	9,763,887
Series A, 4.00%, 03/15/46	5,000	4,525,965
Series A, 5.00%, 03/15/50	21,150	21,606,099
Series A, 5.00%, 03/15/55	5,000	5,052,073
Series E, 5.00%, 09/15/28(g)	5	5,336
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 12/15/44	9,545	9,795,015
New York State Thruway Authority, Refunding RB, Series P, 5.00%, 01/01/49	2,000	2,041,106
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,017,858
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	3,997,993
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/54	5,000	4,871,137
AMT, Sustainability Bonds, 5.50%, 06/30/54	4,945	4,984,968
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	13,753,705
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	1,675	1,682,163
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,110	4,129,830
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	4,075	4,180,126
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	2,500	2,254,173
Triborough Bridge & Tunnel Authority, RB, Series C-1A, Senior Lien, 5.00%, 05/15/51	10,750	10,852,317
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/57	11,120	11,211,725
Series A-1, 5.00%, 05/15/51	9,070	9,154,442
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, 5.25%, 05/15/52	$23,785	$ 24,416,991
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,324,005
		343,387,248
North Carolina — 1.0%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	15,000	15,525,185
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,534,521
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	4,995	5,499,219
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	379,576
Series A, 5.00%, 10/01/49	375	372,915
Series A, 5.13%, 10/01/54	195	195,020
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,147,276
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	5,250	5,211,690
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	635	628,183
		36,493,585
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,665	5,153,437
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	1,200	997,219
Series B-2, Class 2, 5.00%, 06/01/55	25,435	22,041,939
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	28,080	2,716,851
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50	4,000	4,129,210
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,500	2,473,712
County of Cuyahoga Ohio, Refunding RB
5.00%, 02/15/52	6,110	5,590,535
5.50%, 02/15/52	5,000	4,933,625
North Ridgeville City School District, GO, 5.00%, 12/01/47	650	650,759
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,471,416
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,010,960
		50,016,226
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50	2,185	2,294,355
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	4,950	4,774,615
Oklahoma Turnpike Authority, RB, Series A, 5.00%, 01/01/44	4,500	4,717,973
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Water Resources Board, RB, Series A, 4.13%, 10/01/53	$3,730	$ 3,293,936
University of Oklahoma, RB
Series A, (BAM), 5.00%, 07/01/49	1,280	1,288,465
Series A, (BAM), 4.13%, 07/01/54	600	519,230
		16,888,574
Oregon — 1.2%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,203,640
Series A, 2nd Lien, 5.00%, 10/01/49	10,000	10,172,098
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	7,860	7,895,858
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	4,000	4,137,197
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	149,837
State of Oregon, GO
Series A, 5.00%, 05/01/48	1,840	1,887,676
Series F, 5.00%, 08/01/48	2,000	2,051,981
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,060,181
		42,558,468
Pennsylvania — 1.3%
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	523,268
Series A, 5.25%, 12/01/45	1,500	1,234,961
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	2,500	2,613,718
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,985	5,030,573
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,249,807
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	10,000	9,999,636
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.00%, 11/01/51	6,510	6,533,627
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	6,955	7,455,799
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 5.00%, 12/01/44	3,000	3,024,721
Upper Darby School District, GOL, (BAM SAW), 5.00%, 04/01/55	5,610	5,592,461
		45,258,571
Puerto Rico — 8.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	222,915	13,164,109
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/35	6,482	6,097,753
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,502,282
Series A-1, Restructured, 4.00%, 07/01/41	7,419	6,354,676
Series A-1, Restructured, 4.00%, 07/01/46	7,867	6,433,780
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	9,280	6,274,825
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(e)	133,095	68,445,889
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	$4,135	$ 3,546,013
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(b)	7,250	6,222,871
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(d)(e)	5,540	2,673,050
Series A, 7.00%, 07/01/33(d)(e)	7,445	3,592,212
Series A, 6.75%, 07/01/36(d)(e)	24,370	11,758,525
Series A, 5.00%, 07/01/42(d)(e)	16,625	8,021,562
Series A, 7.00%, 07/01/43(d)(e)	3,350	1,616,375
Series A-1, 10.00%, 07/01/19(d)(e)	928	447,642
Series A-2, 10.00%, 07/01/19(d)(e)	4,681	2,258,370
Series A-3, 10.00%, 07/01/19(d)(e)	6,867	3,313,422
Series B-3, 10.00%, 07/01/19(d)(e)	6,867	3,313,421
Series C-1, 5.40%, 01/01/18(d)(e)	18,867	9,103,441
Series C-2, 5.40%, 07/01/18(d)(e)	18,870	9,104,913
Series C-3, 5.40%, 01/01/20(d)(e)	1,908	920,358
Series C-4, 5.40%, 07/01/20(d)(e)	1,907	920,358
Series CCC, 5.25%, 07/01/26(d)(e)	8,495	4,098,837
Series CCC, 5.25%, 07/01/28(d)(e)	3,120	1,505,400
Series D-1, 7.50%, 01/01/20(d)(e)	9,399	4,534,969
Series D-2, 7.50%, 01/01/20(d)(e)	5,000	2,412,500
Series D-4, 7.50%, 07/01/20(d)(e)	7,444	3,591,627
Series TT, 5.00%, 07/01/18(d)(e)	3,620	1,746,650
Series TT, 5.00%, 07/01/20	1,690	815,425
Series WW, 5.50%, 07/01/17(d)(e)	4,300	2,074,750
Series WW, 5.50%, 07/01/18(d)(e)	6,025	2,907,063
Series WW, 5.50%, 07/01/20	1,000	482,500
Series WW, 5.38%, 07/01/24(d)(e)	4,545	2,192,963
Series WW, 5.25%, 07/01/25	2,300	1,109,750
Series WW, 5.25%, 07/01/33(d)(e)	2,725	1,314,813
Series WW, 5.50%, 07/01/38(d)(e)	3,980	1,920,350
Series XX, 5.25%, 07/01/17(d)(e)	2,630	1,268,975
Series XX, 5.25%, 07/01/35(d)(e)	1,310	632,075
Series XX, 5.75%, 07/01/36(d)(e)	1,825	880,563
Series XX, 5.25%, 07/01/40(d)(e)	34,125	16,465,312
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(d)(e)	7,025	3,389,563
Series AAA, 5.25%, 07/01/25	5,750	2,774,375
Series AAA, 5.25%, 07/01/28(d)(e)	4,870	2,349,775
Series BBB, 5.40%, 07/01/28	9,505	4,586,162
Series DDD, 5.00%, 07/01/19(d)(e)	2,000	965,000
Series DDD, 5.00%, 07/01/20	1,810	873,325
Series UU, 1.00%, 07/01/17(a)(d)(e)	1,295	624,838
Series UU, 1.00%, 07/01/18(a)(d)(e)	1,165	562,113
Series UU, 1.00%, 07/01/20(a)(d)(e)	10,400	5,018,000
Series UU, 1.00%, 07/01/31(a)(d)(e)	12,285	5,927,512
Series VV, 5.50%, 07/01/20	6,440	3,107,300
Series ZZ, 5.25%, 07/01/18(d)(e)	10,185	4,914,262
Series ZZ, 5.25%, 07/01/19(d)(e)	4,745	2,289,463
Series ZZ, 5.25%, 07/01/24(d)(e)	1,435	692,388
Series ZZ, 5.25%, 07/01/25(d)(e)	2,440	1,177,300
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(d)(e)	13,440	6,484,800
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	1,996,637
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,302,015

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB (continued)
Series A-2, AMT, 6.75%, 01/01/45	$1,790	$ 1,995,787
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,250,266
		284,321,250
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(c)	12,980	2,305,961
South Carolina — 2.3%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,590,365
5.00%, 01/01/49	5,955	6,070,814
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,336,324
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	2,310	2,335,729
6.00%, 10/01/51	6,240	6,296,057
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	12,640	13,431,575
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	5,680	6,026,915
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	6,915	6,258,328
Series A, 5.25%, 11/01/43	6,525	6,789,316
Series A, 5.25%, 11/01/44	5,880	6,061,942
Series A, 5.50%, 11/01/54	12,155	12,578,535
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.25%, 11/01/42	775	810,986
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	7,520	7,543,247
		83,130,133
Tennessee — 1.6%
City of Memphis Tennessee Sanitary Sewerage System Revenue, RB
(AGC), 5.00%, 06/01/47	3,825	3,894,297
(AGC), 5.00%, 06/01/48	4,015	4,074,743
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	8,925	8,718,264
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,633,703
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,211,609
Series A, Subordinate, 5.00%, 07/01/54	5,890	5,909,095
New Memphis Arena Public Building Authority, RB, CAB(h)
Convertible, 4.00%, 04/01/29	625	592,155
Convertible, 4.00%, 04/01/30	750	705,536
Convertible, 4.00%, 04/01/31	650	606,726
Security	Par (000)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	$13,765	$ 14,162,897
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,455	4,865,623
Tennessee State School Bond Authority, RB, Series A, 5.00%, 11/01/47	6,520	6,702,250
		57,076,898
Texas — 8.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/28	210	215,397
7.88%, 11/01/62	5,865	5,916,258
Series A, 5.30%, 04/01/62	4,325	2,972,936
Austin Community College District, GOL, 5.25%, 08/01/53	8,435	8,668,809
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	2,913,307
City of Celina Texas, SAB, 5.50%, 09/01/54(b)	1,300	1,200,824
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,374,482
Series A, 5.00%, 02/15/41	6,020	6,249,395
Series C, 4.00%, 02/15/44	12,185	10,843,142
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.00%, 03/01/42	3,000	3,140,418
5.00%, 03/01/52	15,000	15,077,673
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,001,150
Series A, AMT, 6.63%, 07/15/38	3,000	3,002,860
Series B, AMT, 5.50%, 07/15/37	4,125	4,250,836
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, Subordinate Lien, 5.25%, 11/15/49	6,600	6,852,859
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/38	535	573,794
Series A, 5.25%, 03/01/40	350	375,906
Series A, 5.25%, 03/01/43	570	600,245
City of Marble Falls Texas, SAB(b)
3.38%, 09/01/26	100	99,444
3.88%, 09/01/31	200	194,395
4.13%, 09/01/41	730	643,149
4.38%, 09/01/51	1,000	858,148
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	3,220	3,276,530
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/43	6,515	6,891,206
Series A, 5.25%, 02/01/46	5,330	5,541,803
Series A, 5.50%, 02/01/50	5,000	5,255,174
Series B, 5.25%, 02/01/49	15,215	15,856,077
Series D, 5.00%, 02/01/43	8,000	8,304,461
Series E, 5.25%, 02/01/49	5,500	5,704,488
City of SeguinTexas, GOL, Series A, 5.25%, 09/01/57	10,000	10,225,669
County of Williamson Texas, Refunding GO, 02/15/43(f)	1,985	2,086,775
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding ARB, 5.25%, 11/01/48	$3,000	$ 3,126,376
Deer Park Independent School District, GO, (PSF), 5.00%, 08/15/47	5,000	5,114,405
Fort Bend Independent School District, Refunding GO
Series A, (PSF), 5.00%, 08/15/43	3,640	3,788,590
Series A, (PSF), 5.00%, 08/15/44	945	977,903
Series A, (PSF), 5.25%, 08/15/55	5,000	5,178,345
Leander Independent School District, Refunding GO, Series A, (PSF), 08/15/50(f)	3,545	3,639,687
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/42	2,750	2,847,246
5.00%, 05/15/45	2,440	2,487,793
(AGM), 5.00%, 05/15/49	4,080	4,134,777
Midland Independent School District, GO, (PSF), 5.00%, 02/15/47	5,000	5,146,327
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	395	396,985
North Texas Municipal Water District, RB, 06/01/43(f)	4,500	4,778,528
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	13,870	14,164,702
Permanent University Fund - University of Texas System, Refunding RB
Series A, 5.00%, 07/01/40	3,700	3,944,354
Series A, 5.00%, 07/01/48	1,750	1,810,213
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,247,272
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	16,545	15,160,129
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	20,000	20,474,727
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(b)	20,670	16,076,312
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	5,400	5,512,153
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series 2024-11FN, Class PT, (FNMA), 4.45%, 04/01/43	3,385	3,251,691
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	7,005	7,295,117
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 12/01/44	2,000	2,058,279
5.25%, 12/01/49	1,000	1,037,621
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,775,831
Texas Water Development Board, RB
4.00%, 10/15/44	1,370	1,249,118
5.00%, 08/01/45	2,800	2,923,015
4.00%, 10/15/45	10,000	8,986,293
Van Alstyne Independent School District, GO, (PSF), 5.00%, 02/15/47	6,900	7,056,242
		308,807,641
Utah — 0.2%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/46	3,000	2,953,298
Security	Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority, RB(b)
5.63%, 06/15/26	$50	$ 49,961
5.63%, 06/15/54	4,930	4,322,066
		7,325,325
Virginia — 2.4%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	5,709,106
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,800,817
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	6,638	5,607,794
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(b)	1,000	990,921
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	2,500	2,606,248
5.00%, 04/01/45	6,500	6,667,434
5.00%, 04/01/48	1,000	1,014,626
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,388,036
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,539,676
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/47(b)	1,960	1,531,758
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,425	1,433,698
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	2,700	2,644,928
5.00%, 03/01/45	2,780	2,584,671
Prince William County Service Authority, Refunding RB, 5.00%, 07/15/55	1,900	1,966,822
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	24,495	19,596,520
Virginia College Building Authority, RB, Series A, 4.00%, 02/01/44	5,000	4,558,973
Virginia Commonwealth University Health System Authority, RB
Series A, 5.25%, 07/01/49	4,800	5,101,041
Series A, 4.00%, 07/01/54	2,500	2,210,339
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	647,527
Series E-2, 4.55%, 10/01/49	1,965	1,873,639
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/45	5,000	5,141,650
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/49	2,000	1,939,305
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,400	1,448,818
		85,004,347
Washington — 1.9%
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/43	2,000	2,102,421
Kitsap County School District No. 100-C Bremerton, GO
Series C, (GTD), 5.00%, 12/01/42	1,500	1,576,118
Series C, (GTD), 5.00%, 12/01/43	1,300	1,357,006
Series C, (GTD), 5.00%, 12/01/44	1,275	1,322,997

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	$5,000	$ 4,812,646
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/48	1,000	1,029,545
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,316,543
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	24,025	25,053,563
Series A, 5.00%, 08/01/47	8,220	8,460,299
Series B, 5.00%, 06/01/46	3,365	3,456,185
Series B, 5.00%, 06/01/47	3,310	3,392,458
Washington State Housing Finance Commission, RB(b)
Series A, 4.00%, 07/01/27	295	292,911
Series A, 5.50%, 01/01/44	920	865,609
Series B2, 3.95%, 07/01/29	6,890	6,891,272
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.09%, 03/20/40(a)	3,561	3,279,530
		68,209,103
Wisconsin — 0.6%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,468,278
AMT, 4.25%, 07/01/54	6,310	5,034,782
Public Finance Authority, RB(b)
6.25%, 10/01/31(d)(e)	1,285	109,225
7.00%, 10/01/47(d)(e)	1,285	109,225
Class B, 7.00%, 12/01/30	1,620	1,539,657
Series A, 7.00%, 11/01/46(d)(e)	5,085	2,542,500
Series B, 5.50%, 06/15/25	195	194,969
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(b)	8,530	7,006,836
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,636,941
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,575	1,602,525
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/44	1,700	1,754,125
		22,999,063
Total Municipal Bonds — 88.2% (Cost: $3,324,374,797)		3,144,114,467
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 0.4%
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.50%, 05/01/55(j)	14,000	14,525,247
Colorado — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48(j)	19,910	19,237,842
Florida — 1.9%
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,015,728
5.00%, 07/01/50	15,000	15,166,801
Security	Par (000)	Value
Florida (continued)
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	$10,970	$ 11,382,555
School District of Broward County, GO, 5.00%, 07/01/51(j)	26,045	26,066,532
		66,631,616
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48(j)	10,000	9,912,774
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	10,882,719
Kansas(j) — 1.2%
Kansas Development Finance Authority, Refunding RB, Series C-1, 5.00%, 09/01/50	26,825	27,148,930
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	17,090	17,167,937
		44,316,867
Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,225,583
Massachusetts — 1.3%
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	10,000	10,210,604
Series A, 5.00%, 01/01/49	25,890	26,456,390
Series C, 5.00%, 10/01/48	9,500	9,709,597
		46,376,591
Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	29,198,477
New York — 1.9%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,218,584
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-1, 5.25%, 11/01/48	13,315	13,783,800
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	40,000	39,752,068
		65,754,452
Oregon — 0.3%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/47	10,710	10,886,315
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51(j)	10,000	9,550,267
Texas — 1.9%
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.25%, 03/01/49	17,500	18,032,120
5.00%, 03/01/52	10,000	10,051,782
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53(j)	20,000	20,207,961
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	17,545,562
		65,837,425
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48(j)	$10,000	$ 10,021,571
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.7% (Cost: $420,668,948)		415,357,746
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
City of Dallas Housing Finance Corp., Series 2025- 04FN, Class PT, 4.63%, 10/01/43	3,300	3,235,062
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $3,300,000)		3,235,062
Total Long-Term Investments — 100.5% (Cost: $3,768,212,455)		3,581,712,275

Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.02%(k)(l)	27,149,591	27,152,306

	Par (000)
	U.S. Treasury Obligations — 5.9%
U.S. Treasury Bills, 4.28%, 06/24/25(m)	$210,000	209,456,507
	Total Short-Term Securities — 6.6% (Cost: $236,587,894)	236,608,813
	Total Investments — 107.1% (Cost: $4,004,800,349)	3,818,321,088
	Other Assets Less Liabilities — 1.1%	37,122,630
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.2)%	(291,032,217)
	Net Assets — 100.0%	$ 3,564,411,501

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2027 to November 1, 2032, is $113,807,408.
See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 137,872,305	$ —	$ (110,719,999)(a)	$ —	$ —	$ 27,152,306	27,149,591	$ 3,178,205	$ —
iShares National Muni Bond ETF(b)	—	10,593,690	(10,347,870)	(245,820)	—	—	—	28,481	—
				$ (245,820)	$ —	$ 27,152,306		$ 3,206,686	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended May 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (5,920,104)	$ —	$ (5,920,104)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 768,067	$ —	$ 768,067
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$26,842,010
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 19,005,000	$ —	$ —	$ 19,005,000
Municipal Bonds	—	3,144,114,467	—	3,144,114,467
Municipal Bonds Transferred to Tender Option Bond Trusts	—	415,357,746	—	415,357,746
Non-Agency Mortgage-Backed Securities	—	3,235,062	—	3,235,062
Short-Term Securities
Money Market Funds	27,152,306	—	—	27,152,306
U.S. Treasury Obligations	—	209,456,507	—	209,456,507
Unfunded Commitments(a)	—	—	23,806,937	23,806,937
	$46,157,306	$3,772,163,782	$23,806,937	$3,842,128,025

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $289,279,973 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Unfunded Commitments
Assets
Opening balance, as of May 31, 2024	$ 66,552,404
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	(42,745,467)
Schedule of Investments

Schedule of Investments (continued)
May 31, 2025
BlackRock Strategic Municipal Opportunities Fund

Unfunded Commitments
Purchases	$ —
Sales	—
Closing balance, as of May 31, 2025	$ 23,806,937
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025(b)	$ (42,745,467)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
May 31, 2025

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 2,135,621,537	$ 269,217,560	$ 309,760,501	$ 46,542,643
Investments, at value — affiliated(b)	186,656,608	5,686,971	18,089,403	639,621
Receivables:
Investments sold	65,000	3,231,545	285,000	75,125
Capital shares sold	3,584,401	305,813	62,433	89,256
Dividends — affiliated	239,096	15,653	34,660	2,953
Interest — unaffiliated	23,240,015	4,222,152	4,905,898	658,647
Unrealized appreciation on unfunded commitments	7,615,146	—	—	—
Prepaid expenses	1,044,758	45,640	47,352	32,511
Total assets	2,358,066,561	282,725,334	333,185,247	48,040,756
LIABILITIES
Payables:
Investments purchased	21,178,975	2,984,560	1,469,429	—
Accounting services fees	163,452	38,308	41,584	12,730
Administration fees	—	—	—	1,328
Capital shares redeemed	6,184,868	456,639	368,509	2,195
Custodian fees	16,289	1,952	2,290	832
Income dividend distributions	1,601,233	254,403	423,738	153,548
Interest expense and fees	—	—	66,611	—
Investment advisory fees	713,037	91,194	119,924	294
Trustees’ and Officer’s fees	8,018	1,243	1,386	463
Other accrued expenses	4,775	6,617	6,442	3,375
Printing and postage fees	17,207	14,951	16,017	12,359
Professional fees	29,545	33,911	35,791	20,311
Service and distribution fees	151,362	27,199	24,967	43
Transfer agent fees	211,102	44,313	52,866	444
Total liabilities	30,279,863	3,955,290	2,629,554	207,922
OTHER LIABILITIES
TOB Trust Certificates	—	—	10,495,531	—
Total liabilities	30,279,863	3,955,290	13,125,085	207,922
Commitments and contingent liabilities
NET ASSETS	$ 2,327,786,698	$ 278,770,044	$ 320,060,162	$ 47,832,834
NET ASSETS CONSIST OF
Paid-in capital	$ 2,622,101,238	$ 309,551,333	$ 388,459,232	$ 50,955,608
Accumulated loss	(294,314,540)	(30,781,289)	(68,399,070)	(3,122,774)
NET ASSETS	$ 2,327,786,698	$ 278,770,044	$ 320,060,162	$ 47,832,834
(a) Investments, at cost—unaffiliated	$2,214,765,224	$277,698,939	$324,033,537	$48,484,761
(b) Investments, at cost—affiliated	$186,656,608	$5,686,914	$18,089,373	$639,473
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
May 31, 2025

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,613,992,118	$ 167,033,045	$ 206,894,005	$ 271,033
Shares outstanding	138,258,473	16,861,714	21,739,512	28,988
Net asset value	$ 11.67	$ 9.91	$ 9.52	$ 9.35
Shares authorized	Unlimited	Unlimited	Unlimited	500 million
Par value	$0.10	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 5,928,687	$ 944,510	N/A
Shares outstanding	N/A	598,491	99,132	N/A
Net asset value	N/A	$ 9.91	$ 9.53	N/A
Shares authorized	N/A	Unlimited	Unlimited	N/A
Par value	N/A	$0.10	$0.10	N/A
Investor A
Net assets	$ 552,518,078	$ 85,212,917	$ 95,642,673	$ 208,731
Shares outstanding	47,370,126	8,595,010	10,038,129	22,310
Net asset value	$ 11.66	$ 9.91	$ 9.53	$ 9.36
Shares authorized	Unlimited	Unlimited	Unlimited	300 million
Par value	$0.10	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 65,537,473	$ 11,226,108	$ 5,023,813	N/A
Shares outstanding	5,613,043	1,131,922	527,051	N/A
Net asset value	$ 11.68	$ 9.92	$ 9.53	N/A
Shares authorized	Unlimited	Unlimited	Unlimited	N/A
Par value	$0.10	$0.10	$0.10	N/A
Investor C
Net assets	$ 29,644,863	$ 7,305,923	$ 4,126,922	N/A
Shares outstanding	2,539,206	737,705	433,224	N/A
Net asset value	$ 11.67	$ 9.90	$ 9.53	N/A
Shares authorized	Unlimited	Unlimited	Unlimited	N/A
Par value	$0.10	$0.10	$0.10	N/A
Class K
Net assets	$ 66,094,166	$ 2,063,364	$ 7,428,239	$ 47,353,070
Shares outstanding	5,660,362	208,373	780,661	5,060,776
Net asset value	$ 11.68	$ 9.90	$ 9.52	$ 9.36
Shares authorized	Unlimited	Unlimited	Unlimited	500 million
Par value	$0.10	$0.10	$0.10	$0.10

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
May 31, 2025

BlackRock Strategic Municipal Opportunities Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 3,791,168,782
Investments, at value — affiliated(b)	27,152,306
Receivables:
Investments sold	4,803,283
Capital shares sold	6,988,125
Dividends — unaffiliated	127,750
Dividends — affiliated	334,241
Interest — unaffiliated	50,507,120
Unrealized appreciation on unfunded commitments	23,806,937
Prepaid expenses	3,206,920
Total assets	3,908,095,464
ACCRUED LIABILITIES
Bank overdraft	31,317
Payables:
Investments purchased	37,480,481
Accounting services fees	250,245
Capital shares redeemed	9,711,264
Custodian fees	24,789
Income dividend distributions	2,556,542
Interest expense and fees	1,752,244
Investment advisory fees	1,426,903
Trustees’ and Officer’s fees	165,017
Other accrued expenses	21,429
Professional fees	22,006
Service and distribution fees	167,345
Transfer agent fees	794,408
Total accrued liabilities	54,403,990
OTHER LIABILITIES
TOB Trust Certificates	289,279,973
Total liabilities	343,683,963
Commitments and contingent liabilities
NET ASSETS	$ 3,564,411,501
NET ASSETS CONSIST OF
Paid-in capital	$ 4,916,454,858
Accumulated loss	(1,352,043,357)
NET ASSETS	$ 3,564,411,501
(a) Investments, at cost—unaffiliated	$3,977,648,284
(b) Investments, at cost—affiliated	$27,152,065
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
May 31, 2025

BlackRock Strategic Municipal Opportunities Fund
NET ASSET VALUE
Institutional
Net assets	$ 2,887,516,584
Shares outstanding	284,835,823
Net asset value	$ 10.14
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 578,931,573
Shares outstanding	57,133,835
Net asset value	$ 10.13
Shares authorized	Unlimited
Par value	$0.10
Investor A1
Net assets	$ 13,268,461
Shares outstanding	1,309,031
Net asset value	$ 10.14
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 30,285,453
Shares outstanding	2,987,221
Net asset value	$ 10.14
Shares authorized	Unlimited
Par value	$0.10
Class K
Net assets	$ 54,409,430
Shares outstanding	5,367,281
Net asset value	$ 10.14
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended May 31, 2025

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
INVESTMENT INCOME
Dividends — affiliated	$3,789,436	$531,538	$272,794	$38,686
Interest — unaffiliated	90,019,870	11,781,018	13,919,353	2,023,774
Total investment income	93,809,306	12,312,556	14,192,147	2,062,460
EXPENSES
Investment advisory	8,698,024	1,540,327	1,741,168	222,640
Service and distribution — class specific	1,896,909	342,308	313,807	474
Transfer agent — class specific	1,376,022	225,956	363,241	1,184
Accounting services	252,186	65,647	71,004	21,632
Professional	105,971	63,562	46,798	78,163
Registration	95,081	92,427	93,188	58,180
Printing and postage	49,856	30,044	31,063	34,127
Trustees and Officer	37,298	6,048	6,568	2,115
Custodian	28,185	3,389	3,904	1,485
Proxy	179	22	27	3
Administration	—	—	—	21,027
Administration — class specific	—	—	—	9,896
Miscellaneous	40,926	29,356	29,905	14,402
Total expenses excluding interest expense	12,580,637	2,399,086	2,700,673	465,328
Interest expense and fees — unaffiliated(a)	409,814	—	145,220	—
Total expenses	12,990,451	2,399,086	2,845,893	465,328
Less:
Administration fees waived	—	—	—	(403)
Administration fees waived by the Manager — class specific	—	—	—	(9,894)
Fees waived and/or reimbursed by the Manager	(138,648)	(437,887)	(382,223)	(190,989)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(269,342)	(86,036)	(208,455)	(969)
Total expenses after fees waived and/or reimbursed	12,582,461	1,875,163	2,255,215	263,073
Net investment income	81,226,845	10,437,393	11,936,932	1,799,387
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(26,859,719)	(1,287,426)	(2,827,356)	(166,843)
Investments — affiliated	—	—	52	—
Futures contracts	(2,640,368)	—	—	(169,232)
	(29,500,087)	(1,287,426)	(2,827,304)	(336,075)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,158,161	(5,617,684)	(1,699,531)	(1,101,407)
Investments — affiliated	—	—	(22)	—
Futures contracts	341,985	—	—	(8,030)
Unfunded commitments	(13,673,031)	—	—	—
	(12,172,885)	(5,617,684)	(1,699,553)	(1,109,437)
Net realized and unrealized loss	(41,672,972)	(6,905,110)	(4,526,857)	(1,445,512)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,553,873	$3,532,283	$7,410,075	$353,875
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended May 31, 2025

BlackRock Strategic Municipal Opportunities Fund
INVESTMENT INCOME
Dividends — unaffiliated	$1,245,262
Dividends — affiliated	3,206,686
Interest — unaffiliated	169,729,176
Total investment income	174,181,124
EXPENSES
Investment advisory	20,177,530
Transfer agent — class specific	3,327,362
Service and distribution — class specific	2,081,586
Accounting services	326,939
Registration	154,406
Professional	133,000
Trustees and Officer	72,393
Printing and postage	52,380
Custodian	38,717
Proxy	343
Miscellaneous	62,894
Total expenses excluding interest expense	26,427,550
Interest expense and fees — unaffiliated(a)	5,714,948
Total expenses	32,142,498
Less:
Fees waived and/or reimbursed by the Manager	(2,052,250)
Total expenses after fees waived and/or reimbursed	30,090,248
Net investment income	144,090,876
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(48,979,344)
Investments — affiliated	(245,820)
Futures contracts	(5,920,104)
(55,145,268)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,225,648)
Futures contracts	768,067
Unfunded commitments	(42,745,467)
(44,203,048)
Net realized and unrealized loss	(99,348,316)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,742,560
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$81,226,845	$73,817,986	$10,437,393	$10,399,120
Net realized loss	(29,500,087)	(21,101,381)	(1,287,426)	(1,721,487)
Net change in unrealized appreciation (depreciation)	(12,172,885)	34,907,158	(5,617,684)	691,945
Net increase in net assets resulting from operations	39,553,873	87,623,763	3,532,283	9,369,578
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(55,382,535)	(48,781,216)	(6,377,267)	(6,144,352)
Service	—	—	(208,595)	(219,143)
Investor A	(18,752,041)	(17,967,145)	(2,972,541)	(3,145,129)
Investor A1	(2,397,289)	(2,382,150)	(413,221)	(441,316)
Investor C	(917,227)	(1,186,485)	(238,422)	(306,328)
Class K	(2,715,597)	(2,413,479)	(75,459)	(77,868)
Decrease in net assets resulting from distributions to shareholders	(80,164,689)	(72,730,475)	(10,285,505)	(10,334,136)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	82,757,246	(261,395,347)	(7,819,971)	(8,198,135)
NET ASSETS
Total increase (decrease) in net assets	42,146,430	(246,502,059)	(14,573,193)	(9,162,693)
Beginning of year	2,285,640,268	2,532,142,327	293,343,237	302,505,930
End of year	$2,327,786,698	$2,285,640,268	$278,770,044	$293,343,237

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Impact Municipal Fund
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,936,932	$12,342,731	$1,799,387	$1,740,773
Net realized loss	(2,827,304)	(5,431,264)	(336,075)	(141,315)
Net change in unrealized appreciation (depreciation)	(1,699,553)	4,736,656	(1,109,437)	830,774
Net increase in net assets resulting from operations	7,410,075	11,648,123	353,875	2,430,232
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,747,727)	(8,028,690)	(8,579)	(6,953)
Service	(34,873)	(34,160)	—	—
Investor A	(3,362,853)	(3,551,558)	(6,310)	(4,395)
Investor A1	(189,551)	(204,345)	—	—
Investor C	(145,275)	(201,361)	—	—
Class K	(301,075)	(306,730)	(1,771,198)	(1,727,502)
Decrease in net assets resulting from distributions to shareholders	(11,781,354)	(12,326,844)	(1,786,087)	(1,738,850)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(20,206,533)	(38,693,528)	390,417	603,982
NET ASSETS
Total increase (decrease) in net assets	(24,577,812)	(39,372,249)	(1,041,795)	1,295,364
Beginning of year	344,637,974	384,010,223	48,874,629	47,579,265
End of year	$320,060,162	$344,637,974	$47,832,834	$48,874,629

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock Strategic Municipal Opportunities Fund
	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$144,090,876	$145,435,022
Net realized loss	(55,145,268)	(281,145,926)
Net change in unrealized appreciation (depreciation)	(44,203,048)	269,499,511
Net increase in net assets resulting from operations	44,742,560	133,788,607
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(112,804,567)	(109,967,937)
Investor A	(23,099,835)	(24,993,798)
Investor A1	(522,580)	(518,749)
Investor C	(1,088,363)	(1,436,953)
Class K	(2,595,340)	(4,512,265)
Decrease in net assets resulting from distributions to shareholders	(140,110,685)	(141,429,702)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(263,172,978)	(1,189,459,675)
NET ASSETS
Total decrease in net assets	(358,541,103)	(1,197,100,770)
Beginning of year	3,922,952,604	5,120,053,374
End of year	$3,564,411,501	$3,922,952,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund
	Institutional
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$11.87	$11.74	$12.05	$13.08	$12.21
Net investment income(a)	0.42	0.38	0.33	0.25	0.25
Net realized and unrealized gain (loss)	(0.20)	0.13	(0.31)	(1.03)	0.87
Net increase (decrease) from investment operations	0.22	0.51	0.02	(0.78)	1.12
Distributions from net investment income(b)	(0.42)	(0.38)	(0.33)	(0.25)	(0.25)
Net asset value, end of year	$11.67	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	1.79%	4.39%(d)	0.23%(d)	(6.06)%	9.26%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.55%	0.64%	0.49%	0.48%
Total expenses after fees waived and/or reimbursed	0.46%	0.52%	0.60%	0.47%	0.46%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.44%	0.44%	0.44%	0.44%	0.43%
Net investment income	3.52%	3.25%	2.84%	1.95%	1.98%
Supplemental Data
Net assets, end of year (000)	$1,613,992	$1,513,123	$1,646,282	$1,907,899	$1,922,918
Borrowings outstanding, end of year (000)	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$11.86	$11.73	$12.04	$13.07	$12.19
Net investment income(a)	0.39	0.35	0.31	0.22	0.22
Net realized and unrealized gain (loss)	(0.20)	0.13	(0.32)	(1.03)	0.88
Net increase (decrease) from investment operations	0.19	0.48	(0.01)	(0.81)	1.10
Distributions from net investment income(b)	(0.39)	(0.35)	(0.30)	(0.22)	(0.22)
Net asset value, end of year	$11.66	$11.86	$11.73	$12.04	$13.07
Total Return(c)
Based on net asset value	1.55%	4.13%(d)	(0.02)%(d)	(6.30)%	9.09%
Ratios to Average Net Assets(e)
Total expenses	0.70%	0.77%	0.87%	0.72%	0.72%
Total expenses after fees waived and/or reimbursed	0.70%	0.76%	0.85%	0.71%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.27%	3.01%	2.60%	1.69%	1.74%
Supplemental Data
Net assets, end of year (000)	$552,518	$582,866	$661,274	$843,462	$1,025,162
Borrowings outstanding, end of year (000)	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$11.87	$11.74	$12.05	$13.08	$12.20
Net investment income(a)	0.41	0.37	0.32	0.24	0.24
Net realized and unrealized gain (loss)	(0.19)	0.13	(0.31)	(1.03)	0.88
Net increase (decrease) from investment operations	0.22	0.50	0.01	(0.79)	1.12
Distributions from net investment income(b)	(0.41)	(0.37)	(0.32)	(0.24)	(0.24)
Net asset value, end of year	$11.68	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	1.79%	4.29%(d)	0.14%(d)	(6.15)%	9.25%
Ratios to Average Net Assets(e)
Total expenses	0.55%	0.62%	0.72%	0.57%	0.57%
Total expenses after fees waived and/or reimbursed	0.54%	0.61%	0.69%	0.56%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.43%	3.16%	2.75%	1.85%	1.89%
Supplemental Data
Net assets, end of year (000)	$65,537	$73,407	$78,960	$88,442	$103,726
Borrowings outstanding, end of year (000)	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$11.87	$11.74	$12.05	$13.08	$12.21
Net investment income(a)	0.30	0.26	0.22	0.12	0.12
Net realized and unrealized gain (loss)	(0.20)	0.13	(0.31)	(1.03)	0.87
Net increase (decrease) from investment operations	0.10	0.39	(0.09)	(0.91)	0.99
Distributions from net investment income(b)	(0.30)	(0.26)	(0.22)	(0.12)	(0.12)
Net asset value, end of year	$11.67	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	0.78%	3.35%(d)	(0.77)%(d)	(7.00)%	8.17%
Ratios to Average Net Assets(e)
Total expenses	1.47%	1.54%	1.63%	1.48%	1.48%
Total expenses after fees waived and/or reimbursed	1.46%	1.52%	1.60%	1.47%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	1.44%	1.44%	1.44%	1.44%	1.44%
Net investment income	2.50%	2.25%	1.84%	0.93%	0.99%
Supplemental Data
Net assets, end of year (000)	$29,645	$45,817	$62,713	$84,141	$107,235
Borrowings outstanding, end of year (000)	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Class K
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$11.87	$11.74	$12.05	$13.08	$12.21
Net investment income(a)	0.43	0.39	0.34	0.26	0.26
Net realized and unrealized gain (loss)	(0.20)	0.12	(0.31)	(1.04)	0.87
Net increase (decrease) from investment operations	0.23	0.51	0.03	(0.78)	1.13
Distributions from net investment income(b)	(0.42)	(0.38)	(0.34)	(0.25)	(0.26)
Net asset value, end of year	$11.68	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	1.93%	4.44%(d)	0.28%(d)	(6.01)%	9.31%
Ratios to Average Net Assets(e)
Total expenses	0.41%	0.48%	0.58%	0.43%	0.43%
Total expenses after fees waived and/or reimbursed	0.41%	0.47%	0.55%	0.42%	0.42%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.57%	3.30%	2.87%	1.99%	2.02%
Supplemental Data
Net assets, end of year (000)	$66,094	$70,427	$82,913	$111,164	$108,489
Borrowings outstanding, end of year (000)	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund
	Institutional
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.13	$10.15	$10.45	$11.59	$10.84
Net investment income(a)	0.37	0.37	0.35	0.31	0.35
Net realized and unrealized gain (loss)	(0.22)	(0.02)	(0.30)	(1.15)	0.75
Net increase (decrease) from investment operations	0.15	0.35	0.05	(0.84)	1.10
Distributions from net investment income(b)	(0.37)	(0.37)	(0.35)	(0.30)	(0.35)
Net asset value, end of year	$9.91	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	1.41%	3.46%	0.53%	(7.37)%	10.23%
Ratios to Average Net Assets(d)
Total expenses	0.71%	0.73%	0.75%	0.74%	0.73%
Total expenses after fees waived and/or reimbursed	0.52%	0.52%	0.55%	0.56%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.64%	3.64%	3.44%	2.70%	3.06%
Supplemental Data
Net assets, end of year (000)	$167,033	$174,552	$168,721	$190,069	$215,903
Borrowings outstanding, end of year (000)	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Service
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.13	$10.15	$10.45	$11.59	$10.84
Net investment income(a)	0.35	0.34	0.32	0.27	0.32
Net realized and unrealized gain (loss)	(0.23)	(0.02)	(0.30)	(1.13)	0.75
Net increase (decrease) from investment operations	0.12	0.32	0.02	(0.86)	1.07
Distributions from net investment income(b)	(0.34)	(0.34)	(0.32)	(0.28)	(0.32)
Net asset value, end of year	$9.91	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	1.16%	3.20%	0.28%	(7.60)%	9.96%
Ratios to Average Net Assets(d)
Total expenses	0.98%	0.96%	0.99%	0.96%	0.96%
Total expenses after fees waived and/or reimbursed	0.77%	0.77%	0.80%	0.81%	0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.39%	3.39%	3.19%	2.42%	2.77%
Supplemental Data
Net assets, end of year (000)	$5,929	$6,346	$6,622	$7,293	$7,955
Borrowings outstanding, end of year (000)	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.14	$10.16	$10.46	$11.60	$10.85
Net investment income(a)	0.35	0.35	0.32	0.28	0.32
Net realized and unrealized gain (loss)	(0.24)	(0.03)	(0.30)	(1.14)	0.75
Net increase (decrease) from investment operations	0.11	0.32	0.02	(0.86)	1.07
Distributions from net investment income(b)	(0.34)	(0.34)	(0.32)	(0.28)	(0.32)
Net asset value, end of year	$9.91	$10.14	$10.16	$10.46	$11.60
Total Return(c)
Based on net asset value	1.06%	3.21%	0.28%	(7.59)%	9.96%
Ratios to Average Net Assets(d)
Total expenses	0.91%	0.92%	0.95%	0.94%	0.93%
Total expenses after fees waived and/or reimbursed	0.76%	0.77%	0.80%	0.81%	0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.76%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.39%	3.40%	3.19%	2.45%	2.81%
Supplemental Data
Net assets, end of year (000)	$85,213	$87,978	$99,046	$112,909	$128,040
Borrowings outstanding, end of year (000)	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A1
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.14	$10.17	$10.47	$11.60	$10.85
Net investment income(a)	0.36	0.36	0.34	0.29	0.34
Net realized and unrealized gain (loss)	(0.22)	(0.03)	(0.30)	(1.13)	0.75
Net increase (decrease) from investment operations	0.14	0.33	0.04	(0.84)	1.09
Distributions from net investment income(b)	(0.36)	(0.36)	(0.34)	(0.29)	(0.34)
Net asset value, end of year	$9.92	$10.14	$10.17	$10.47	$11.60
Total Return(c)
Based on net asset value	1.31%	3.26%	0.44%	(7.35)%	10.12%
Ratios to Average Net Assets(d)
Total expenses	0.77%	0.78%	0.80%	0.79%	0.78%
Total expenses after fees waived and/or reimbursed	0.62%	0.62%	0.65%	0.66%	0.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.62%	0.62%	0.62%	0.61%	0.62%
Net investment income	3.54%	3.54%	3.34%	2.59%	2.96%
Supplemental Data
Net assets, end of year (000)	$11,226	$12,057	$12,899	$14,636	$17,417
Borrowings outstanding, end of year (000)	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor C
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.13	$10.15	$10.45	$11.59	$10.84
Net investment income(a)	0.27	0.27	0.25	0.19	0.23
Net realized and unrealized gain (loss)	(0.23)	(0.03)	(0.30)	(1.14)	0.75
Net increase (decrease) from investment operations	0.04	0.24	(0.05)	(0.95)	0.98
Distributions from net investment income(b)	(0.27)	(0.26)	(0.25)	(0.19)	(0.23)
Net asset value, end of year	$9.90	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	0.30%	2.43%	(0.47)%	(8.29)%	9.14%
Ratios to Average Net Assets(d)
Total expenses	1.68%	1.69%	1.71%	1.70%	1.68%
Total expenses after fees waived and/or reimbursed	1.52%	1.52%	1.55%	1.56%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income	2.63%	2.64%	2.44%	1.68%	2.06%
Supplemental Data
Net assets, end of year (000)	$7,306	$10,577	$12,896	$17,672	$26,004
Borrowings outstanding, end of year (000)	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Class K
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.13	$10.15	$10.45	$11.59	$10.83
Net investment income(a)	0.38	0.38	0.35	0.31	0.35
Net realized and unrealized gain (loss)	(0.24)	(0.03)	(0.30)	(1.14)	0.76
Net increase (decrease) from investment operations	0.14	0.35	0.05	(0.83)	1.11
Distributions from net investment income(b)	(0.37)	(0.37)	(0.35)	(0.31)	(0.35)
Net asset value, end of year	$9.90	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	1.35%	3.51%	0.58%	(7.32)%	10.39%
Ratios to Average Net Assets(d)
Total expenses	0.63%	0.64%	0.66%	0.65%	0.64%
Total expenses after fees waived and/or reimbursed	0.47%	0.47%	0.50%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	3.69%	3.69%	3.49%	2.75%	3.10%
Supplemental Data
Net assets, end of year (000)	$2,063	$1,832	$2,322	$2,513	$2,902
Borrowings outstanding, end of year (000)	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$9.67	$9.69	$10.18	$11.29	$10.75
Net investment income(a)	0.36	0.34	0.30	0.27	0.33
Net realized and unrealized gain (loss)	(0.15)	(0.03)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.21	0.31	(0.19)	(0.84)	0.87
Distributions from net investment income(b)	(0.36)	(0.33)	(0.30)	(0.27)	(0.33)
Net asset value, end of year	$9.52	$9.67	$9.69	$10.18	$11.29
Total Return(c)
Based on net asset value	2.07%	3.32%	(1.82)%	(7.56)%	8.20%
Ratios to Average Net Assets(d)
Total expenses	0.79%	0.77%	0.79%	0.78%	0.79%
Total expenses after fees waived and/or reimbursed	0.58%	0.54%	0.58%	0.59%	0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.66%	3.49%	3.08%	2.47%	2.98%
Supplemental Data
Net assets, end of year (000)	$206,894	$219,584	$240,595	$325,614	$403,080
Borrowings outstanding, end of year (000)	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Service
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$9.69	$9.70	$10.19	$11.30	$10.76
Net investment income(a)	0.34	0.31	0.28	0.24	0.30
Net realized and unrealized gain (loss)	(0.17)	(0.01)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.17	0.30	(0.21)	(0.87)	0.84
Distributions from net investment income(b)	(0.33)	(0.31)	(0.28)	(0.24)	(0.30)
Net asset value, end of year	$9.53	$9.69	$9.70	$10.19	$11.30
Total Return(c)
Based on net asset value	1.72%	3.17%	(2.05)%	(7.79)%	7.93%
Ratios to Average Net Assets(d)
Total expenses	0.98%	0.94%	0.99%	0.98%	0.97%
Total expenses after fees waived and/or reimbursed	0.83%	0.79%	0.82%	0.84%	0.86%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	3.40%	3.24%	2.85%	2.21%	2.72%
Supplemental Data
Net assets, end of year (000)	$945	$1,061	$1,067	$1,350	$2,367
Borrowings outstanding, end of year (000)	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$9.69	$9.70	$10.19	$11.30	$10.76
Net investment income(a)	0.34	0.31	0.28	0.25	0.30
Net realized and unrealized gain (loss)	(0.17)	(0.01)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.17	0.30	(0.21)	(0.86)	0.84
Distributions from net investment income(b)	(0.33)	(0.31)	(0.28)	(0.25)	(0.30)
Net asset value, end of year	$9.53	$9.69	$9.70	$10.19	$11.30
Total Return(c)
Based on net asset value	1.73%	3.17%	(2.05)%	(7.78)%	7.93%
Ratios to Average Net Assets(d)
Total expenses	0.94%	0.91%	0.93%	0.93%	0.94%
Total expenses after fees waived and/or reimbursed	0.83%	0.78%	0.82%	0.83%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.41%	3.25%	2.84%	2.23%	2.72%
Supplemental Data
Net assets, end of year (000)	$95,643	$103,050	$117,457	$142,514	$161,081
Borrowings outstanding, end of year (000)	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A1
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$9.69	$9.71	$10.20	$11.30	$10.77
Net investment income(a)	0.35	0.33	0.29	0.26	0.32
Net realized and unrealized gain (loss)	(0.16)	(0.02)	(0.49)	(1.10)	0.53
Net increase (decrease) from investment operations	0.19	0.31	(0.20)	(0.84)	0.85
Distributions from net investment income(b)	(0.35)	(0.33)	(0.29)	(0.26)	(0.32)
Net asset value, end of year	$9.53	$9.69	$9.71	$10.20	$11.30
Total Return(c)
Based on net asset value	1.87%	3.22%	(1.91)%	(7.56)%	7.99%
Ratios to Average Net Assets(d)
Total expenses	0.84%	0.81%	0.83%	0.81%	0.82%
Total expenses after fees waived and/or reimbursed	0.68%	0.64%	0.68%	0.69%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.55%	3.39%	2.99%	2.37%	2.88%
Supplemental Data
Net assets, end of year (000)	$5,024	$5,599	$6,354	$7,651	$8,925
Borrowings outstanding, end of year (000)	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor C
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$9.68	$9.70	$10.19	$11.30	$10.76
Net investment income(a)	0.26	0.24	0.20	0.16	0.22
Net realized and unrealized gain (loss)	(0.15)	(0.02)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.11	0.22	(0.29)	(0.95)	0.76
Distributions from net investment income(b)	(0.26)	(0.24)	(0.20)	(0.16)	(0.22)
Net asset value, end of year	$9.53	$9.68	$9.70	$10.19	$11.30
Total Return(c)
Based on net asset value	1.06%	2.29%	(2.79)%	(8.48)%	7.12%
Ratios to Average Net Assets(d)
Total expenses	1.75%	1.71%	1.73%	1.70%	1.71%
Total expenses after fees waived and/or reimbursed	1.58%	1.54%	1.58%	1.59%	1.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	2.64%	2.49%	2.08%	1.47%	2.00%
Supplemental Data
Net assets, end of year (000)	$4,127	$6,941	$10,190	$14,249	$20,866
Borrowings outstanding, end of year (000)	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Class K
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$9.67	$9.69	$10.18	$11.29	$10.75
Net investment income(a)	0.36	0.34	0.31	0.28	0.33
Net realized and unrealized gain (loss)	(0.15)	(0.02)	(0.49)	(1.11)	0.55
Net increase (decrease) from investment operations	0.21	0.32	(0.18)	(0.83)	0.88
Distributions from net investment income(b)	(0.36)	(0.34)	(0.31)	(0.28)	(0.34)
Net asset value, end of year	$9.52	$9.67	$9.69	$10.18	$11.29
Total Return(c)
Based on net asset value	2.13%	3.37%	(1.77)%	(7.52)%	8.25%
Ratios to Average Net Assets(d)
Total expenses	0.65%	0.63%	0.65%	0.64%	0.65%
Total expenses after fees waived and/or reimbursed	0.53%	0.49%	0.53%	0.54%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.70%	3.54%	3.15%	2.53%	3.01%
Supplemental Data
Net assets, end of year (000)	$7,428	$8,404	$8,347	$7,776	$6,334
Borrowings outstanding, end of year (000)	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund
	Institutional
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.63	$9.50	$9.81	$10.00
Net investment income(b)	0.35	0.34	0.30	0.03
Net realized and unrealized gain (loss)	(0.28)	0.13	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.07	0.47	0.02	(0.16)
Distributions(c)
From net investment income	(0.35)	(0.34)	(0.30)	(0.03)
From net realized gain	—	—	(0.03)	—
Total distributions	(0.35)	(0.34)	(0.33)	(0.03)
Net asset value, end of period	$9.35	$9.63	$9.50	$9.81
Total Return(d)
Based on net asset value	0.62%	5.01%	0.27%	(1.61)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.05%	1.08%	1.30%(g)	1.13%(h)(i)(j)
Total expenses after fees waived and/or reimbursed	0.58%	0.58%	0.57%	0.58%(i)
Net investment income	3.59%	3.56%	3.16%	1.44%(i)
Supplemental Data
Net assets, end of period (000)	$271	$229	$122	$98
Portfolio turnover rate	13%	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.04%.
(h)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.05%.
(i)	Annualized.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)
	Investor A
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.64	$9.50	$9.81	$10.00
Net investment income(b)	0.33	0.32	0.28	0.02
Net realized and unrealized gain (loss)	(0.29)	0.14	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.04	0.46	—	(0.17)
Distributions(c)
From net investment income	(0.32)	(0.32)	(0.28)	(0.02)
From net realized gain	—	—	(0.03)	—
Total distributions	(0.32)	(0.32)	(0.31)	(0.02)
Net asset value, end of period	$9.36	$9.64	$9.50	$9.81
Total Return(d)
Based on net asset value	0.37%	4.88%	0.03%	(1.66)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.42%	1.27%	1.60%(g)	1.37%(h)(i)(j)
Total expenses after fees waived and/or reimbursed	0.83%	0.81%	0.81%	0.83%(i)
Net investment income	3.35%	3.32%	2.92%	1.19%(i)
Supplemental Data
Net assets, end of period (000)	$209	$170	$97	$98
Portfolio turnover rate	13%	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.34%.
(h)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(i)	Annualized.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.02%.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)
	Class K
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.64	$9.50	$9.81	$10.00
Net investment income(b)	0.35	0.35	0.30	0.03
Net realized and unrealized gain (loss)	(0.28)	0.13	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.07	0.48	0.02	(0.16)
Distributions(c)
From net investment income	(0.35)	(0.34)	(0.30)	(0.03)
From net realized gain	—	—	(0.03)	—
Total distributions	(0.35)	(0.34)	(0.33)	(0.03)
Net asset value, end of period	$9.36	$9.64	$9.50	$9.81
Total Return(d)
Based on net asset value	0.67%	5.17%	0.31%	(1.60)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.94%	0.99%	1.23%(g)	0.75%(h)(i)(j)
Total expenses after fees waived and/or reimbursed	0.53%	0.53%	0.53%	0.53%(i)
Net investment income	3.64%	3.61%	3.20%	1.50%(i)
Supplemental Data
Net assets, end of period (000)	$47,353	$48,476	$47,360	$48,841
Portfolio turnover rate	13%	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 0.96%.
(h)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(i)	Annualized.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund
	Institutional
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.41	$10.36	$10.84	$11.95	$10.90
Net investment income(a)	0.40	0.35	0.29	0.25	0.27
Net realized and unrealized gain (loss)	(0.28)	0.04	(0.48)	(1.11)	1.04
Net increase (decrease) from investment operations	0.12	0.39	(0.19)	(0.86)	1.31
Distributions from net investment income(b)	(0.39)	(0.34)	(0.29)	(0.25)	(0.26)
Net asset value, end of year	$10.14	$10.41	$10.36	$10.84	$11.95
Total Return(c)
Based on net asset value	1.07%	3.85%(d)	(1.74)%(d)	(7.34)%	12.18%
Ratios to Average Net Assets(e)
Total expenses	0.79%	0.72%	0.83%	0.67%	0.67%
Total expenses after fees waived and/or reimbursed	0.74%	0.66%	0.77%	0.63%	0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.59%	0.60%	0.59%	0.55%	0.55%
Net investment income	3.78%	3.38%	2.80%	2.10%	2.32%
Supplemental Data
Net assets, end of year (000)	$2,887,517	$3,043,763	$3,992,499	$5,736,839	$6,514,428
Borrowings outstanding, end of year (000)	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.40	$10.35	$10.83	$11.94	$10.90
Net investment income(a)	0.38	0.33	0.27	0.22	0.24
Net realized and unrealized gain (loss)	(0.28)	0.04	(0.48)	(1.11)	1.04
Net increase (decrease) from investment operations	0.10	0.37	(0.21)	(0.89)	1.28
Distributions from net investment income(b)	(0.37)	(0.32)	(0.27)	(0.22)	(0.24)
Net asset value, end of year	$10.13	$10.40	$10.35	$10.83	$11.94
Total Return(c)
Based on net asset value	0.86%	3.64%(d)	(1.95)%(d)	(7.55)%	11.83%
Ratios to Average Net Assets(e)
Total expenses	0.99%	0.92%	1.04%	0.89%	0.89%
Total expenses after fees waived and/or reimbursed	0.94%	0.87%	0.98%	0.85%	0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.79%	0.80%	0.80%	0.77%	0.77%
Net investment income	3.58%	3.18%	2.60%	1.88%	2.10%
Supplemental Data
Net assets, end of year (000)	$578,932	$720,886	$938,420	$1,367,516	$1,717,910
Borrowings outstanding, end of year (000)	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.41	$10.35	$10.83	$11.94	$10.90
Net investment income(a)	0.39	0.34	0.29	0.24	0.26
Net realized and unrealized gain (loss)	(0.28)	0.05	(0.49)	(1.11)	1.03
Net increase (decrease) from investment operations	0.11	0.39	(0.20)	(0.87)	1.29
Distributions from net investment income(b)	(0.38)	(0.33)	(0.28)	(0.24)	(0.25)
Net asset value, end of year	$10.14	$10.41	$10.35	$10.83	$11.94
Total Return(c)
Based on net asset value	1.00%	3.88%(d)	(1.81)%(d)	(7.42)%	11.99%
Ratios to Average Net Assets(e)
Total expenses	0.85%	0.79%	0.90%	0.74%	0.75%
Total expenses after fees waived and/or reimbursed	0.80%	0.73%	0.84%	0.71%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.65%	0.66%	0.66%	0.63%	0.63%
Net investment income	3.71%	3.33%	2.75%	2.03%	2.25%
Supplemental Data
Net assets, end of year (000)	$13,268	$15,144	$16,987	$21,176	$24,645
Borrowings outstanding, end of year (000)	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.41	$10.36	$10.84	$11.95	$10.90
Net investment income(a)	0.30	0.25	0.19	0.13	0.15
Net realized and unrealized gain (loss)	(0.28)	0.04	(0.48)	(1.11)	1.05
Net increase (decrease) from investment operations	0.02	0.29	(0.29)	(0.98)	1.20
Distributions from net investment income(b)	(0.29)	(0.24)	(0.19)	(0.13)	(0.15)
Net asset value, end of year	$10.14	$10.41	$10.36	$10.84	$11.95
Total Return(c)
Based on net asset value	0.09%	2.84%(d)	(2.70)%(d)	(8.25)%	11.07%
Ratios to Average Net Assets(e)
Total expenses	1.77%	1.70%	1.81%	1.65%	1.66%
Total expenses after fees waived and/or reimbursed	1.71%	1.65%	1.75%	1.61%	1.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	1.56%	1.58%	1.57%	1.53%	1.54%
Net investment income	2.79%	2.39%	1.82%	1.11%	1.35%
Supplemental Data
Net assets, end of year (000)	$30,285	$49,452	$78,322	$134,639	$184,220
Borrowings outstanding, end of year (000)	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Class K
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of year	$10.41	$10.36	$10.84	$11.95	$10.90
Net investment income(a)	0.41	0.35	0.30	0.25	0.27
Net realized and unrealized gain (loss)	(0.28)	0.05	(0.48)	(1.11)	1.05
Net increase (decrease) from investment operations	0.13	0.40	(0.18)	(0.86)	1.32
Distributions from net investment income(b)	(0.40)	(0.35)	(0.30)	(0.25)	(0.27)
Net asset value, end of year	$10.14	$10.41	$10.36	$10.84	$11.95
Total Return(c)
Based on net asset value	1.16%	3.94%(d)	(1.66)%(d)	(7.28)%	12.24%
Ratios to Average Net Assets(e)
Total expenses	0.70%	0.64%	0.75%	0.60%	0.61%
Total expenses after fees waived and/or reimbursed	0.65%	0.58%	0.70%	0.56%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.50%	0.51%	0.51%	0.48%	0.49%
Net investment income	3.86%	3.44%	2.88%	2.16%	2.37%
Supplemental Data
Net assets, end of year (000)	$54,409	$93,708	$93,826	$124,194	$168,801
Borrowings outstanding, end of year (000)	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock Impact Municipal Fund	Impact Municipal	Diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00% for all Funds other than Strategic Municipal Opportunities, which is subject to a maximum sales charge of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders and, for California
Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Boards of Trustees of the Trusts and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Notes to Financial Statements

Notes to Financial Statements  (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.  As of period end, the Funds had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
California Municipal Opportunities	Puerto Rico Electric Power Authority, Series B-1	$14,519,362	$ 14,519,362	$15,412,590	$ 893,228
	Puerto Rico Electric Power Authority, Series B-2	70,284,037	70,284,037	77,005,955	6,721,918
					$ 7,615,146
Strategic Municipal Opportunities	Puerto Rico Electric Power Authority, Series B-1	$45,391,319	$ 45,391,319	$48,183,784	2,792,465
	Puerto Rico Electric Power Authority, Series B-2	219,726,262	219,726,262	240,740,734	21,014,472
					$ 23,806,937
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

interest expense and fees in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statements of Operations.  Amounts recorded within interest expense and fees in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
California Municipal Opportunities	$ 355,759	$ 39,713	$ 14,342	$ 409,814
Pennsylvania Municipal Bond	121,668	15,505	8,047	145,220
Strategic Municipal Opportunities	4,914,577	593,805	206,066	5,714,448
For the year ended May 31, 2025, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
California Municipal Opportunities	$ —	$ —	—%	$ 11,031,442	3.71%
Pennsylvania Municipal Bond	16,766,813	10,495,531	2.00 — 2.09	4,346,084	3.34
Strategic Municipal Opportunities	415,357,746	289,279,973	1.97 — 2.07	163,289,291	3.50

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at May 31, 2025, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at May 31, 2025.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trusts and the Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to the Funds except Impact Municipal, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Impact Municipal	Strategic Municipal Opportunities
First $1 billion	0.38%	0.52%	0.52%	0.45%	0.55%
$1 billion — $3 billion	0.36	0.49	0.49	0.42	0.52
$3 billion — $5 billion	0.34	0.47	0.47	0.41	0.50
$5 billion — $10 billion	0.33	0.45	0.45	0.39	0.48
Greater than $10 billion	0.32	0.44	0.44	0.38	0.47
Service and Distribution Fees:  The Trusts and the Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	California Municipal Opportunities		New Jersey Municipal Bond		Pennsylvania Municipal Bond		Impact Municipal		Strategic Municipal Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%	N/A	N/A	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A	0.25%	N/A	0.25%	N/A
Investor A1	0.10	N/A	0.10	N/A	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	N/A	N/A	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
California Municipal Opportunities	$ —	$ 1,452,112	$ 70,925	$ 373,872	$ 1,896,909
New Jersey Municipal Bond	15,640	222,279	11,857	92,532	342,308
Pennsylvania Municipal Bond	2,599	249,716	5,404	56,088	313,807
Impact Municipal	—	474	—	—	474
Strategic Municipal Opportunities	—	1,662,209	14,471	404,906	2,081,586
Administration:  With respect to Impact Municipal, the Corporation, on behalf of Impact Municipal, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, with respect to Impact Municipal the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Impact Municipal	$ 49	$ 38	$ 9,809	$ 9,896
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended May 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 2,458	$ —	$ 2,092	$ 1,572	$ 240	$ 212	$ 6,574
New Jersey Municipal Bond	454	1,238	968	454	163	55	3,332
Pennsylvania Municipal Bond	485	78	1,093	454	185	22	2,317
Impact Municipal	22	—	77	—	—	103	202
Strategic Municipal Opportunities	4,062	—	3,211	157	665	124	8,219
For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 1,089,232	$ —	$ 238,622	$ 26,154	$ 20,631	$ 1,383	$ 1,376,022
New Jersey Municipal Bond	165,778	7,024	40,201	6,650	6,047	256	225,956
Pennsylvania Municipal Bond	308,697	810	42,424	5,083	5,778	449	363,241
Impact Municipal	257	—	428	—	—	499	1,184
Strategic Municipal Opportunities	2,985,685	—	298,844	8,831	29,415	4,587	3,327,362
Other Fees:  For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
California Municipal Opportunities	$ 2,395
New Jersey Municipal Bond	1,168
Pennsylvania Municipal Bond	1,353
Strategic Municipal Opportunities	2,039
For the year ended May 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
California Municipal Opportunities	$ 25,629	$ 4,819
New Jersey Municipal Bond	5,248	557
Pennsylvania Municipal Bond	955	225
Strategic Municipal Opportunities	14,738	783
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive 0.05% of its investment advisory fees through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees of BlackRock Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2025, the Manager waived $1,927,751 pursuant to this agreement.
With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal the amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 129,097
New Jersey Municipal Bond	18,638
Pennsylvania Municipal Bond	9,788
Impact Municipal	1,438
Strategic Municipal Opportunities	118,095
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2025, the Manager of Strategic Municipal Opportunities waived $6,404 in investment advisory fees pursuant to these arrangements.
With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain
Notes to Financial Statements

Notes to Financial Statements  (continued)

other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
California Municipal Opportunities	0.44%	— %	0.69%	0.54%	1.44%	0.39%
New Jersey Municipal Bond	0.52	0.77	0.77	0.62	1.52	0.47
Pennsylvania Municipal Bond	0.54	0.79	0.79	0.64	1.54	0.49
Impact Municipal	0.58	—	0.83	—	—	0.53
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, with respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended May 31, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 9,551
New Jersey Municipal Bond	419,249
Pennsylvania Municipal Bond	372,435
Impact Municipal	189,551
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Impact Municipal	$ 49	$ 36	$ 9,809	$ 9,894

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 267,063	$ —	$ 193	$ —	$ 1,511	$ 575	$ 269,342
New Jersey Municipal Bond	76,845	3,897	2,800	819	1,420	255	86,036
Pennsylvania Municipal Bond	201,367	291	996	2,380	2,974	447	208,455
Impact Municipal	136	—	334	—	—	499	969
Impact Municipal also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended May 31, 2025, the amount was $403.
With respect to the contractual expense limitation, if during Impact Municipal’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2029, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of May 31, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
	Expiring
Fund Name/Fund Level/Share Class	05/31/26	05/31/27
Impact Municipal
Fund Level	$ 208,136	$ 189,551
Institutional	121	185
Investor A	33	370
Class K	9,723	10,308

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on May 31, 2025:
Expired
Fund Name/Fund Level/Share Class	05/31/25
Impact Municipal
Fund Level	$ 319,112
Institutional	59
Investor A	109
Class K	9,534
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended May 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Strategic Municipal Opportunities	$—	$17,822,189	$—
7.
 PURCHASES AND SALES
For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
California Municipal Opportunities	$ 2,481,803,511	$ 2,416,570,131
New Jersey Municipal Bond	92,153,762	86,871,030
Pennsylvania Municipal Bond	113,204,378	137,667,053
Impact Municipal	7,046,888	6,170,648
Strategic Municipal Opportunities	2,563,842,162	2,929,322,337
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/25	Year Ended 05/31/24
California Municipal Opportunities
Tax-exempt income	$ 69,374,834	$ 66,876,554
Ordinary income	10,789,855	5,853,921
	$ 80,164,689	$ 72,730,475
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Year Ended 05/31/25	Year Ended 05/31/24
New Jersey Municipal Bond
Tax-exempt income	$ 10,277,931	$ 10,324,195
Ordinary income	7,574	9,941
	$ 10,285,505	$ 10,334,136
Pennsylvania Municipal Bond
Tax-exempt income	$ 11,775,407	$ 12,319,579
Ordinary income	5,947	7,265
	$ 11,781,354	$ 12,326,844
Impact Municipal
Tax-exempt income	$ 1,782,553	$ 1,729,238
Ordinary income	3,534	9,612
	$ 1,786,087	$ 1,738,850
Strategic Municipal Opportunities
Tax-exempt income	$ 128,317,342	$ 127,997,253
Ordinary income	11,793,343	13,432,449
	$ 140,110,685	$ 141,429,702
As of May 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
California Municipal Opportunities	$ 6,764,939	$ 625,000	$ (229,525,583)	$ (72,178,896)	$ (294,314,540)
New Jersey Municipal Bond	301,858	7,185	(22,524,823)	(8,565,509)	(30,781,289)
Pennsylvania Municipal Bond	1,042,038	19,920	(53,957,177)	(15,503,851)	(68,399,070)
Impact Municipal	106,236	108	(1,306,730)	(1,922,388)	(3,122,774)
Strategic Municipal Opportunities	11,042,525	2,700,000	(1,188,266,988)	(177,518,894)	(1,352,043,357)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums on fixed income securities, the treatment of residual interests in tender option bond trusts, the accrual of income on securities in default and the deferral of compensation to Trustees.

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Municipal Opportunities	$ 2,402,072,186	$ 16,444,499	$ (88,623,395)	$ (72,178,896)
New Jersey Municipal Bond	283,470,039	5,386,503	(13,952,012)	(8,565,509)
Pennsylvania Municipal Bond	332,858,226	1,056,833	(16,560,684)	(15,503,851)
Impact Municipal	49,104,652	211,622	(2,134,010)	(1,922,388)
Strategic Municipal Opportunities	3,730,211,866	50,565,928	(227,929,744)	(177,363,816)
9.
BANK BORROWINGS
The Trusts and the Corporation, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended May 31, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
California Municipal Opportunities
Institutional
Shares sold	47,834,187	$ 571,393,036	53,049,231	$ 621,864,509
Shares issued in reinvestment of distributions	4,021,866	48,171,698	3,481,913	40,930,339
Shares redeemed	(41,121,204)	(490,042,345)	(69,281,569)	(803,634,422)
	10,734,849	$ 129,522,389	(12,750,425)	$ (140,839,574)
Investor A
Shares sold and automatic conversion of shares	8,557,283	$ 102,522,972	7,996,567	$ 94,151,056
Shares issued in reinvestment of distributions	1,451,239	17,372,024	1,401,606	16,459,571
Shares redeemed	(11,803,212)	(141,241,262)	(16,626,740)	(194,533,365)
	(1,794,690)	$ (21,346,266)	(7,228,567)	$ (83,922,738)
Investor A1
Shares sold	35,110	$ 426,580	8	$ 97
Shares issued in reinvestment of distributions	124,427	1,491,033	121,118	1,424,184
Shares redeemed	(733,016)	(8,768,963)	(662,435)	(7,806,009)
	(573,479)	$ (6,851,350)	(541,309)	$ (6,381,728)
Investor C
Shares sold	325,351	$ 3,912,267	260,811	$ 3,070,068
Shares issued in reinvestment of distributions	75,962	910,927	98,999	1,163,128
Shares redeemed and automatic conversion of shares	(1,723,043)	(20,682,805)	(1,841,953)	(21,646,505)
	(1,321,730)	$ (15,859,611)	(1,482,143)	$ (17,413,309)
Class K
Shares sold	2,752,122	$ 33,070,814	2,528,118	$ 29,601,099
Shares issued in reinvestment of distributions	136,819	1,639,573	108,374	1,273,856
Shares redeemed	(3,162,152)	(37,418,303)	(3,765,053)	(43,712,953)
	(273,211)	$ (2,707,916)	(1,128,561)	$ (12,837,998)
	6,771,739	$ 82,757,246	(23,131,005)	$ (261,395,347)

	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond
Institutional
Shares sold	5,077,855	$ 51,884,608	5,214,623	$ 52,744,263
Shares issued in reinvestment of distributions	518,098	5,291,913	477,553	4,844,957
Shares redeemed	(5,963,174)	(60,478,595)	(5,079,288)	(51,158,483)
	(367,221)	$ (3,302,074)	612,888	$ 6,430,737

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond (continued)
Service
Shares sold	791	$ 7,916	6,028	$ 61,724
Shares issued in reinvestment of distributions	19,636	200,590	20,469	207,644
Shares redeemed	(48,295)	(492,392)	(52,308)	(527,464)
	(27,868)	$ (283,886)	(25,811)	$ (258,096)
Investor A
Shares sold and automatic conversion of shares	1,943,884	$ 19,960,585	1,253,374	$ 12,764,304
Shares issued in reinvestment of distributions	254,219	2,598,998	271,160	2,752,571
Shares redeemed	(2,279,791)	(23,369,109)	(2,594,449)	(26,322,619)
	(81,688)	$ (809,526)	(1,069,915)	$ (10,805,744)
Investor A1
Shares sold	16	$ 177	2	$ 12
Shares issued in reinvestment of distributions	27,628	282,597	29,462	299,265
Shares redeemed	(84,393)	(863,757)	(109,626)	(1,106,611)
	(56,749)	$ (580,983)	(80,162)	$ (807,334)
Investor C
Shares sold	69,089	$ 704,539	109,912	$ 1,124,113
Shares issued in reinvestment of distributions	22,576	230,818	28,706	291,073
Shares redeemed and automatic conversion of shares	(398,226)	(4,066,462)	(364,779)	(3,696,172)
	(306,561)	$ (3,131,105)	(226,161)	$ (2,280,986)
Class K
Shares sold	75,847	$ 777,610	46,329	$ 471,937
Shares issued in reinvestment of distributions	6,749	68,868	6,986	70,772
Shares redeemed	(55,168)	(558,875)	(101,149)	(1,019,421)
	27,428	$ 287,603	(47,834)	$ (476,712)
	(812,659)	$ (7,819,971)	(836,995)	$ (8,198,135)

	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Pennsylvania Municipal Bond
Institutional
Shares sold	4,459,880	$ 43,501,542	5,737,754	$ 55,150,889
Shares issued in reinvestment of distributions	381,586	3,753,956	381,309	3,675,274
Shares redeemed	(5,798,655)	(57,006,430)	(8,247,796)	(79,509,036)
	(957,189)	$ (9,750,932)	(2,128,733)	$ (20,682,873)
Service
Shares sold	214	$ 2,100	321	$ 3,099
Shares issued in reinvestment of distributions	3,532	34,812	3,494	33,705
Shares redeemed	(14,123)	(139,933)	(4,299)	(41,147)
	(10,377)	$ (103,021)	(484)	$ (4,343)
Investor A
Shares sold and automatic conversion of shares	1,139,281	$ 11,087,301	1,115,641	$ 10,830,091
Shares issued in reinvestment of distributions	321,167	3,164,228	342,454	3,302,197
Shares redeemed	(2,061,666)	(20,442,357)	(2,924,879)	(28,250,922)
	(601,218)	$ (6,190,828)	(1,466,784)	$ (14,118,634)
Investor A1
Shares sold	36	$ 365	—	$ —
Shares issued in reinvestment of distributions	12,618	124,370	14,092	135,968
Shares redeemed	(63,382)	(627,415)	(90,962)	(885,653)
	(50,728)	$ (502,680)	(76,870)	$ (749,685)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Pennsylvania Municipal Bond (continued)
Investor C
Shares sold	32,690	$ 317,227	38,190	$ 365,511
Shares issued in reinvestment of distributions	14,646	144,419	20,429	196,824
Shares redeemed and automatic conversion of shares	(330,919)	(3,257,556)	(392,319)	(3,775,765)
	(283,583)	$ (2,795,910)	(333,700)	$ (3,213,430)
Class K
Shares sold	132,695	$ 1,307,776	296,547	$ 2,851,052
Shares issued in reinvestment of distributions	30,668	301,911	31,680	305,000
Shares redeemed	(251,516)	(2,472,849)	(320,862)	(3,080,615)
	(88,153)	$ (863,162)	7,365	$ 75,437
	(1,991,248)	$ (20,206,533)	(3,999,206)	$ (38,693,528)

	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Impact Municipal
Institutional
Shares sold	4,926	$ 46,198	12,032	$ 110,006
Shares issued in reinvestment of distributions	519	5,031	363	3,491
Shares redeemed	(196)	(1,864)	(1,516)	(14,204)
	5,249	$ 49,365	10,879	$ 99,293
Investor A
Shares sold	5,810	$ 56,400	7,464	$ 72,087
Shares issued in reinvestment of distributions	272	2,642	123	1,196
Shares redeemed	(1,432)	(14,131)	(113)	(1,039)
	4,650	$ 44,911	7,474	$ 72,244
Class K
Shares sold	121,507	$ 1,158,299	61,707	$ 586,041
Shares issued in reinvestment of distributions	2,366	22,991	910	8,766
Shares redeemed	(92,626)	(885,149)	(17,452)	(162,362)
	31,247	$ 296,141	45,165	$ 432,445
	41,146	$ 390,417	63,518	$ 603,982

	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities
Institutional
Shares sold	90,882,203	$ 954,312,218	114,237,454	$ 1,175,973,009
Shares issued in reinvestment of distributions	9,140,497	96,174,236	8,687,609	89,473,659
Shares redeemed	(107,592,239)	(1,126,876,315)	(216,035,902)	(2,207,671,380)
	(7,569,539)	$ (76,389,861)	(93,110,839)	$ (942,224,712)
Investor A
Shares sold and automatic conversion of shares	7,640,062	$ 80,595,970	9,881,614	$ 101,956,552
Shares issued in reinvestment of distributions	1,969,382	20,728,346	2,168,899	22,331,725
Shares redeemed	(21,759,160)	(229,392,022)	(33,420,728)	(343,846,023)
	(12,149,716)	$ (128,067,706)	(21,370,215)	$ (219,557,746)
Investor A1
Shares sold	16,962	$ 178,473	—	$ —
Shares issued in reinvestment of distributions	29,156	306,911	28,497	293,629
Shares redeemed	(192,097)	(2,032,220)	(213,971)	(2,204,097)
	(145,979)	$ (1,546,836)	(185,474)	$ (1,910,468)

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 05/31/25		Year Ended 05/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities (continued)
Investor C
Shares sold	209,618	$ 2,220,057	284,142	$ 2,931,610
Shares issued in reinvestment of distributions	100,811	1,062,793	132,525	1,364,313
Shares redeemed and automatic conversion of shares	(2,073,210)	(21,885,330)	(3,228,637)	(33,292,200)
	(1,762,781)	$ (18,602,480)	(2,811,970)	$ (28,996,277)
Class K
Shares sold	2,167,183	$ 22,621,027	13,634,612	$ 141,625,126
Shares issued in reinvestment of distributions	199,929	2,106,903	332,700	3,400,908
Shares redeemed	(6,001,949)	(63,294,025)	(14,024,446)	(141,796,506)
	(3,634,837)	$ (38,566,095)	(57,134)	$ 3,229,528
	(25,262,852)	$ (263,172,978)	(117,535,632)	$ (1,189,459,675)
As of May 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
New Jersey Municipal Bond	—	—	18,124
Impact Municipal	10,000	10,000	4,980,000
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following item was noted:
On June 5, 2025, the Board approved the closure of BlackRock Impact Municipal Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated as a series of the Corporation.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, BlackRock Impact Municipal Fund, and BlackRock Strategic Municipal Opportunities Fund and the Boards of Trustees/Directors of BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., and BlackRock Municipal Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, BlackRock Impact Municipal Fund of BlackRock Municipal Bond Fund, Inc., and BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust (the “Funds”), including the schedules of investments, as of May 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Financial Highlights
BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, BlackRock Strategic Municipal Opportunities Fund	For each of the five years in the period ended May 31, 2025
BlackRock Impact Municipal Fund	For each of the three years in the period ended May 31, 2025 and for the period from March 14, 2022 (commencement of operations) through May 31, 2022
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended May 31, 2025:
Fund Name	Exempt-Interest Dividends
California Municipal Opportunities	$ 70,103,883
New Jersey Municipal Bond	10,314,078
Pennsylvania Municipal Bond	12,172,837
Impact Municipal	1,793,316
Strategic Municipal Opportunities	133,571,050
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2025:
Fund Name	Federal Obligation Interest
California Municipal Opportunities	$ 8,393,842
Strategic Municipal Opportunities	1,245,815
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2025:
Fund Name	Interest Dividends
California Municipal Opportunities	$ 11,219,855
New Jersey Municipal Bond	14,759
Pennsylvania Municipal Bond	20,447
Impact Municipal	1,174
Strategic Municipal Opportunities	14,266,563
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:
Fund Name	Interest- Related Dividends
California Municipal Opportunities	$ 11,219,855
New Jersey Municipal Bond	14,759
Pennsylvania Municipal Bond	20,447
Impact Municipal	1,174
Strategic Municipal Opportunities	14,266,563
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trusts and the Corporation is paid by the Trusts and the Corporation, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation

2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies –See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies –See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies –See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract –See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies –Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation –Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics  –See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed  –Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1  –Not Applicable

(a)(5) Change in Registrant’s independent public accountant  –Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: July 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: July 22, 2025